Schedule of Investments(a)
January 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–30.27%
Advertising–0.03%
Omnicom Group, Inc.,
2.45%, 04/30/2030	$100,000	$92,681
2.60%, 08/01/2031	850,000	772,936
		865,617
Aerospace & Defense–0.25%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)	768,000	777,170
5.13%, 03/26/2029(b)	795,000	818,960
Boeing Co. (The),
6.26%, 05/01/2027	74,000	75,913
6.30%, 05/01/2029	53,000	56,311
6.39%, 05/01/2031	8,000	8,683
6.53%, 05/01/2034	109,000	120,619
6.88%, 03/15/2039	100,000	112,987
5.81%, 05/01/2050	26,000	25,697
General Dynamics Corp.,
2.25%, 06/01/2031	240,000	218,072
4.95%, 08/15/2035	126,000	128,228
Hexcel Corp., 5.88%, 02/26/2035	273,000	286,652
Howmet Aerospace, Inc.,
4.85%, 10/15/2031	34,000	34,915
4.55%, 11/15/2032	1,800,000	1,809,201
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	72,000	74,492
5.75%, 01/15/2035	247,000	260,754
L3Harris Technologies, Inc., 5.40%, 07/31/2033	3,000	3,125
Lockheed Martin Corp.,
4.15%, 08/15/2028	886,000	893,327
4.50%, 02/15/2029	67,000	68,180
4.40%, 08/15/2030	585,000	591,195
4.75%, 02/15/2034	8,000	8,106
4.80%, 08/15/2034	56,000	56,662
5.90%, 11/15/2063	2,000	2,074
5.20%, 02/15/2064	100,000	92,975
Northrop Grumman Corp., 4.95%, 03/15/2053	2,000	1,820
RTX Corp.,
5.75%, 01/15/2029	33,000	34,587
6.00%, 03/15/2031	15,000	16,144
5.15%, 02/27/2033	14,000	14,484
6.40%, 03/15/2054	4,000	4,409
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	200,000	201,420
Textron, Inc., 4.95%, 03/15/2036	981,000	972,992
		7,770,154
Agricultural & Farm Machinery–0.20%
AGCO Corp.,
5.45%, 03/21/2027	50,000	50,678
5.80%, 03/21/2034	36,000	37,650
CNH Industrial Capital LLC, 4.75%, 03/21/2028	147,000	148,753
Principal Amount		Value
Agricultural & Farm Machinery–(continued)
Deere Funding Canada Corp., 4.15%, 10/09/2030	$3,093,000	$3,089,410
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	1,193,000	1,204,349
6.38%, 07/01/2055(b)	530,000	547,038
John Deere Capital Corp.,
4.70%, 06/10/2030	44,000	45,114
4.38%, 10/15/2030	1,179,000	1,192,188
5.10%, 04/11/2034	66,000	68,022
		6,383,202
Agricultural Products & Services–0.09%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	110,000	106,300
Cargill, Inc.,
4.13%, 10/23/2030(b)	1,217,000	1,211,176
5.38%, 10/23/2055(b)	1,586,346	1,524,251
		2,841,727
Air Freight & Logistics–0.04%
GXO Logistics, Inc.,
6.25%, 05/06/2029	112,000	118,221
6.50%, 05/06/2034	179,000	192,874
United Parcel Service, Inc.,
4.65%, 10/15/2030	429,000	439,489
5.15%, 05/22/2034	51,000	52,917
5.25%, 05/14/2035	175,000	181,358
5.50%, 05/22/2054	61,000	59,461
5.95%, 05/14/2055	100,000	103,363
		1,147,683
Apparel, Accessories & Luxury Goods–0.05%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	1,035,000	1,032,198
5.40%, 10/07/2035(b)	395,000	394,708
Tapestry, Inc., 5.50%, 03/11/2035	250,000	255,118
		1,682,024
Application Software–0.06%
Roper Technologies, Inc.,
4.25%, 09/15/2028	399,000	401,348
4.50%, 10/15/2029	69,000	69,716
4.45%, 09/15/2030	451,000	452,201
4.75%, 02/15/2032	43,000	43,276
4.90%, 10/15/2034	72,000	71,520
5.10%, 09/15/2035	553,000	552,392
Salesforce, Inc., 1.50%, 07/15/2028	440,000	417,915
		2,008,368
Asset Management & Custody Banks–0.34%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	166,000	169,750
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	$53,000	$55,511
5.15%, 05/15/2033	15,000	15,538
5.20%, 04/15/2035	247,000	251,454
Ares Capital Corp., 3.20%, 11/15/2031	120,000	106,457
Ares Strategic Income Fund, 5.55%, 04/15/2031(b)	2,187,000	2,163,132
Bank of New York Mellon Corp. (The),
4.40% (SOFR + 0.68%), 06/09/2028(c)	984,000	987,189
4.44%, 06/09/2028(d)	566,000	570,361
4.89%, 07/21/2028(d)	307,000	311,748
4.98%, 03/14/2030(d)	14,000	14,397
5.06%, 07/22/2032(d)	98,000	101,359
BlackRock, Inc., 4.75%, 05/25/2033	17,000	17,354
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	857,000	836,917
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	100,000	104,025
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035	292,000	304,283
6.08%, 09/15/2055	324,000	333,570
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	819,000	806,416
Citadel L.P.,
6.00%, 01/23/2030(b)	38,000	39,673
6.38%, 01/23/2032(b)	74,000	78,550
Golub Capital BDC, Inc., 2.05%, 02/15/2027	120,000	117,016
Golub Capital Private Credit Fund, 5.80%, 09/12/2029	200,000	202,945
Northern Trust Corp.,
4.00%, 05/10/2027	200,000	200,633
3.65%, 08/03/2028	220,000	219,594
4.15%, 11/19/2030	868,000	868,664
6.13%, 11/02/2032	4,000	4,349
5.12%, 11/19/2040(d)	1,141,000	1,135,767
State Street Corp.,
4.99%, 03/18/2027	100,000	101,266
4.78%, 10/23/2036(d)	617,000	609,806
		10,727,724
Automobile Manufacturers–1.37%
American Honda Finance Corp.,
4.70%, 01/12/2028	17,000	17,249
4.15%, 01/08/2029	3,279,000	3,287,378
2.25%, 01/12/2029	100,000	95,021
4.60%, 04/17/2030	8,000	8,086
5.05%, 07/10/2031	110,000	113,039
4.90%, 01/10/2034	35,000	35,141
5.20%, 03/05/2035	100,000	101,158
Principal Amount		Value
Automobile Manufacturers–(continued)
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)	$462,000	$467,256
4.30%, 08/12/2027(b)	1,398,000	1,405,184
4.15%, 01/12/2029(b)	3,761,000	3,761,328
4.65%, 10/12/2030(b)	532,000	536,145
5.00%, 10/12/2032(b)	2,465,000	2,497,896
5.38%, 01/18/2034(b)	375,000	383,302
5.63%, 01/13/2035(b)	362,000	375,416
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	487,000	496,734
Ford Motor Credit Co. LLC,
5.92%, 03/20/2028	669,000	685,958
6.80%, 11/07/2028	735,000	774,344
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	2,747,000	2,773,858
4.69%, 07/08/2030	903,000	913,216
5.34%, 07/08/2035	889,000	907,554
Hyundai Capital America,
5.50%, 03/30/2026(b)	21,000	21,056
5.65%, 06/26/2026(b)	45,000	45,305
5.25%, 01/08/2027(b)	120,000	121,471
4.88%, 06/23/2027(b)	1,198,000	1,211,208
5.00%, 01/07/2028(b)	566,000	575,206
5.60%, 03/30/2028(b)	25,000	25,717
4.25%, 01/08/2029(b)	4,874,000	4,884,966
5.35%, 03/19/2029(b)	21,000	21,649
5.30%, 01/08/2030(b)	236,000	243,332
5.80%, 04/01/2030(b)	4,000	4,193
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,323,000	2,368,610
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 01/11/2027(b)	455,000	459,344
5.10%, 08/03/2028(b)	465,000	476,724
4.85%, 01/11/2029(b)	537,000	547,452
PACCAR Financial Corp.,
4.25%, 06/23/2027	1,538,000	1,551,164
4.60%, 01/10/2028	20,000	20,364
4.00%, 09/26/2029	225,000	225,731
Series R, 4.00%, 11/07/2028	2,411,000	2,425,357
3.90%, 02/05/2029	4,052,000	4,056,923
Toyota Motor Credit Corp.,
4.63%, 01/12/2028	8,000	8,129
4.55%, 08/09/2029	92,000	93,624
5.55%, 11/20/2030	110,000	116,324
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(b)	699,000	700,261
4.90%, 08/14/2026(b)	644,000	646,958
5.30%, 03/22/2027(b)	724,000	732,969
5.25%, 03/22/2029(b)	697,000	713,354
4.95%, 08/15/2029(b)	724,000	735,492
5.60%, 03/22/2034(b)	530,000	544,776
		43,212,922
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–0.07%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(b)	$1,718,000	$1,724,570
4.50%, 08/11/2030(b)	304,000	305,341
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	23,000	23,308
5.00%, 02/15/2029(b)	51,000	52,320
4.90%, 05/01/2033(b)	17,000	17,233
Magna International, Inc. (Canada), 5.88%, 06/01/2035	68,000	71,756
		2,194,528
Automotive Retail–0.00%
AutoZone, Inc.,
5.05%, 07/15/2026	18,000	18,088
5.20%, 08/01/2033	14,000	14,348
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	99,000	99,615
		132,051
Biotechnology–0.02%
AbbVie, Inc.,
4.80%, 03/15/2027	266,000	268,856
4.80%, 03/15/2029	159,000	162,915
4.95%, 03/15/2031	110,000	113,680
5.05%, 03/15/2034	66,000	67,679
5.40%, 03/15/2054	30,000	29,117
5.50%, 03/15/2064	35,000	33,922
Amgen, Inc.,
5.15%, 03/02/2028	21,000	21,500
5.25%, 03/02/2030	8,000	8,302
Gilead Sciences, Inc.,
5.25%, 10/15/2033	9,000	9,432
5.55%, 10/15/2053	4,000	3,977
		719,380
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	110,000	113,214
Broadcasting–0.00%
Paramount Global,
5.85%, 09/01/2043	59,000	47,587
4.95%, 05/19/2050	43,000	30,185
		77,772
Broadline Retail–0.01%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	400,000	334,367
Amazon.com, Inc., 5.55%, 11/20/2065	100,000	97,100
		431,467
Building Products–0.11%
Carrier Global Corp., 5.90%, 03/15/2034	6,000	6,423
CRH America Finance, Inc.,
4.40%, 02/09/2031	1,554,000	1,555,442
5.00%, 02/09/2036	1,445,000	1,444,232
5.60%, 02/09/2056	321,000	315,991
Principal Amount		Value
Building Products–(continued)
Owens Corning, 5.95%, 06/15/2054	$220,000	$224,699
		3,546,787
Cable & Satellite–0.08%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.75%, 02/15/2028	340,000	335,709
2.30%, 02/01/2032	200,000	172,073
6.65%, 02/01/2034	32,000	33,713
5.85%, 12/01/2035	542,000	539,658
6.70%, 12/01/2055	371,000	358,530
Comcast Corp.,
5.50%, 11/15/2032	8,000	8,422
4.80%, 05/15/2033	300,000	301,522
5.35%, 05/15/2053	200,000	179,993
6.05%, 05/15/2055(e)	398,000	394,572
Cox Communications, Inc., 5.70%, 06/15/2033(b)	4,000	4,038
Time Warner Cable LLC, 6.75%, 06/15/2039	120,000	120,644
		2,448,874
Cargo Ground Transportation–0.30%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	2,077,000	2,079,724
4.65%, 03/15/2031(b)	1,669,000	1,669,245
4.95%, 03/15/2033(b)	1,038,000	1,035,417
5.25%, 03/15/2036(b)	2,596,000	2,573,247
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	9,000	9,035
5.35%, 01/12/2027(b)	9,000	9,105
5.70%, 02/01/2028(b)	10,000	10,283
5.55%, 05/01/2028(b)	19,000	19,533
6.05%, 08/01/2028(b)	18,000	18,764
5.25%, 02/01/2030(b)	437,000	450,349
4.55%, 01/15/2031(b)	1,484,000	1,481,452
Ryder System, Inc., 4.90%, 12/01/2029	143,000	146,325
		9,502,479
Casinos & Gaming–0.01%
Las Vegas Sands Corp., 5.63%, 06/15/2028	300,000	307,215
Commercial & Residential Mortgage Finance–0.09%
Aviation Capital Group LLC,
6.75%, 10/25/2028(b)	53,000	56,195
4.25%, 04/30/2029(b)	714,000	711,594
4.80%, 10/24/2030(b)	1,301,000	1,304,725
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	631,000	641,942
Radian Group, Inc., 6.20%, 05/15/2029	66,000	69,327
		2,783,783
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Computer & Electronics Retail–0.03%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035	$491,000	$504,216
8.35%, 07/15/2046	240,000	302,563
Leidos, Inc., 5.75%, 03/15/2033	10,000	10,556
		817,335
Construction Machinery & Heavy Transportation Equipment– 0.30%
Caterpillar Financial Services Corp., 3.95%, 11/14/2028	3,883,000	3,896,586
Caterpillar, Inc.,
2.60%, 09/19/2029	500,000	478,307
5.20%, 05/15/2035	251,000	259,930
Cummins, Inc.,
4.70%, 02/15/2031	974,000	994,566
5.30%, 05/09/2035	211,000	218,104
Komatsu Finance America, Inc.,
5.50%, 10/06/2027(b)	637,000	652,001
4.20%, 09/18/2030(b)	1,793,000	1,783,469
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	491,000	501,903
5.50%, 05/29/2035	689,000	715,729
		9,500,595
Consumer Electronics–0.14%
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	1,601,000	1,616,328
4.88%, 02/09/2036	2,810,000	2,798,400
		4,414,728
Consumer Finance–0.68%
American Express Co.,
5.65%, 04/23/2027(d)	149,000	149,548
4.73%, 04/25/2029(d)	325,000	329,931
4.96% (SOFR + 1.26%), 04/25/2029(c)	999,000	1,011,999
4.35%, 07/20/2029(d)	1,664,000	1,674,543
4.51% (SOFR + 0.81%), 07/20/2029(c)	2,479,000	2,488,115
5.53%, 04/25/2030(d)	135,000	140,602
5.02%, 04/25/2031(d)	716,000	735,103
4.99%, 05/26/2033(d)	220,000	223,222
4.92%, 07/20/2033(d)	1,135,000	1,150,109
4.80%, 10/24/2036(d)	3,515,000	3,447,020
Capital One Financial Corp.,
4.49%, 09/11/2031(d)	1,207,000	1,199,350
4.72%, 01/30/2032(d)	3,212,000	3,213,666
5.20%, 09/11/2036(d)	668,000	658,963
5.40%, 01/30/2037(d)	4,940,000	4,932,866
General Motors Financial Co., Inc., 5.40%, 04/06/2026	6,000	6,016
Synchrony Financial, 5.02%, 07/29/2029(d)	183,000	185,182
		21,546,235
Consumer Staples Merchandise Retail–0.03%
Dollar General Corp., 5.50%, 11/01/2052	2,000	1,931
Target Corp., 4.50%, 09/15/2032	8,000	8,077
Principal Amount		Value
Consumer Staples Merchandise Retail–(continued)
Walmart, Inc.,
3.25%, 07/08/2029	$880,000	$867,340
4.50%, 04/15/2053	15,000	13,249
		890,597
Data Center REITs–0.01%
Equinix, Inc., 3.20%, 11/18/2029	200,000	192,592
Distillers & Vintners–0.02%
Brown-Forman Corp., 4.75%, 04/15/2033	5,000	5,072
Constellation Brands, Inc.,
4.80%, 05/01/2030	107,000	108,898
4.90%, 05/01/2033	2,000	2,010
4.95%, 11/01/2035	324,000	320,247
Diageo Capital PLC (United Kingdom), 5.50%, 01/24/2033	200,000	210,344
		646,571
Distributors–0.01%
Genuine Parts Co.,
6.50%, 11/01/2028	23,000	24,311
4.95%, 08/15/2029	267,000	271,390
6.88%, 11/01/2033	31,000	34,424
		330,125
Diversified Banks–6.72%
Banco Santander S.A. (Spain),
3.80%, 02/23/2028	200,000	198,981
5.55%, 03/14/2028(d)	800,000	812,912
4.18%, 03/24/2028(d)	400,000	400,209
5.08%, 11/06/2030	2,800,000	2,803,601
5.13%, 11/06/2035	1,600,000	1,597,921
Bank of America Corp.,
3.82%, 01/20/2028(d)	400,000	399,493
4.95%, 07/22/2028(d)	4,000	4,056
4.53% (SOFR + 0.83%), 01/24/2029(c)	232,000	232,938
5.20%, 04/25/2029(d)	26,000	26,636
4.62%, 05/09/2029(d)	410,000	415,544
5.82%, 09/15/2029(d)	39,000	40,679
4.71% (SOFR + 1.01%), 01/24/2031(c)	206,000	207,367
5.16%, 01/24/2031(d)	112,000	115,522
5.52%, 10/25/2035(d)	200,000	204,196
2.48%, 09/21/2036(d)	220,000	193,128
3.85%, 03/08/2037(d)	220,000	206,591
Series RR, 4.38%(d)(f)	1,485,000	1,478,211
Bank of Montreal (Canada), 5.30%, 06/05/2026	11,000	11,055
Bank of New York Mellon (The),
4.41% (SOFR + 0.71%), 04/20/2027(c)	963,000	964,054
4.59%, 04/20/2027(d)	947,000	948,359
4.73%, 04/20/2029(d)	804,000	817,757
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)(e)	809,000	835,485
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	$708,000	$750,094
8.00%, 01/27/2084(d)	649,000	695,390
6.88%, 10/27/2085(d)	1,939,000	1,991,999
Banque Federative du Credit Mutuel S.A. (France), 4.59%, 10/16/2028(b)	1,911,000	1,933,189
Barclays PLC (United Kingdom),
5.83%, 05/09/2027(d)	200,000	200,914
6.50%, 09/13/2027(d)	400,000	405,785
4.48%, 11/11/2029(d)	1,852,000	1,863,975
5.37%, 02/25/2031(d)	666,000	687,745
7.44%, 11/02/2033(d)	200,000	228,737
5.86%, 08/11/2046(d)	656,000	673,498
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	593,000	600,067
5.24% (SOFR + 1.43%), 05/09/2029(b)(c)	1,198,000	1,210,815
5.09%, 05/09/2031(b)(d)	1,189,000	1,214,158
BPCE S.A. (France),
6.92%, 01/14/2046(b)(d)	507,000	542,230
6.35%, 01/13/2047(b)(d)	1,896,000	1,896,492
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(d)	825,000	837,198
Citibank N.A., 4.93%, 08/06/2026	950,000	954,726
Citigroup, Inc.,
4.95% (SOFR + 1.14%), 05/07/2028(c)	891,000	896,957
5.17%, 02/13/2030(d)	41,000	42,136
4.54%, 09/19/2030(d)	284,000	286,421
4.41%, 03/31/2031(d)	300,000	300,027
5.27% (SOFR + 1.46%), 05/07/2031(c)	1,043,000	1,063,829
4.50%, 09/11/2031(d)	1,721,000	1,722,943
6.17%, 05/25/2034(d)	31,000	32,834
5.41%, 09/19/2039(d)	168,000	168,008
5.61%, 03/04/2056(d)	267,000	265,273
6.63%(d)(f)	5,390,000	5,490,384
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	1,213,000	1,217,104
3.96%, 10/17/2028	1,731,000	1,738,439
5.25%, 05/24/2041	400,000	399,000
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(d)	784,000	805,578
4.82%, 09/25/2033(b)(d)	2,660,000	2,652,596
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	6,000	5,899
6.34%, 07/27/2029(d)	3,000	3,155
4.77%, 07/28/2030(d)	10,000	10,136
4.90%, 09/06/2030(d)	300,000	305,268
5.63%, 01/29/2032(d)	10,000	10,480
4.57%, 04/29/2032(d)	3,003,000	3,000,997
5.14%, 01/29/2037(d)	3,282,000	3,260,723
Fifth Third Financial Corp., 5.98%, 01/30/2030(d)	14,000	14,637
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	358,000	358,553
Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	$772,000	$779,598
5.60%, 05/17/2028(d)	751,000	765,413
5.21%, 08/11/2028(d)	630,000	640,488
4.83% (SOFR + 1.04%), 11/19/2028(c)	964,000	969,632
5.55%, 03/04/2030(d)	200,000	207,421
5.08% (SOFR + 1.29%), 11/19/2030(c)	928,000	940,552
5.29%, 11/19/2030(d)	642,000	663,320
5.13%, 03/03/2031(d)	788,000	807,807
5.24%, 05/13/2031(d)	943,000	971,001
5.38% (SOFR + 1.57%), 05/13/2031(c)(e)	1,235,000	1,263,696
2.36%, 08/18/2031(d)	300,000	273,607
7.40%, 11/13/2034(d)	425,000	483,444
5.72%, 03/04/2035(d)	220,000	231,491
5.79%, 05/13/2036(d)	220,000	231,060
5.74%, 09/10/2036(d)	774,000	795,310
5.13%, 11/06/2036(d)	1,295,000	1,293,974
6.33%, 03/09/2044(d)	641,000	700,439
6.88%(d)(f)	720,000	744,250
HSBC USA, Inc., 4.65%, 06/03/2028	971,000	986,258
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	790,000	815,783
JPMorgan Chase & Co.,
4.25%, 10/01/2027	110,000	110,797
5.04%, 01/23/2028(d)	200,000	202,060
5.57%, 04/22/2028(d)	107,000	109,037
4.85%, 07/25/2028(d)	5,000	5,062
4.50% (SOFR + 0.80%), 01/24/2029(c)	364,000	365,257
4.92%, 01/24/2029(d)	98,000	99,791
5.30%, 07/24/2029(d)	26,000	26,772
6.09%, 10/23/2029(d)	37,000	38,898
5.01%, 01/23/2030(d)	21,000	21,537
5.58%, 04/22/2030(d)	85,000	88,577
5.00%, 07/22/2030(d)	167,000	171,447
4.60%, 10/22/2030(d)	282,000	286,126
5.14%, 01/24/2031(d)	227,000	234,264
5.10%, 04/22/2031(d)	385,000	397,186
4.26%, 10/22/2031(d)	2,047,000	2,037,225
4.35%, 01/22/2032(d)	2,673,000	2,666,549
2.55%, 11/08/2032(d)	340,000	306,420
4.59%, 04/26/2033(d)	3,000	3,005
5.72%, 09/14/2033(d)	8,000	8,444
4.81%, 10/22/2036(d)	1,865,000	1,839,274
4.90%, 01/22/2037(d)	3,091,000	3,068,678
5.53%, 11/29/2045(d)	233,000	234,925
Series NN, 6.88%(d)(f)	82,000	86,662
KeyBank N.A., 5.85%, 11/15/2027	936,000	964,701
KeyCorp, 5.31%, 01/28/2037(d)(e)	1,110,000	1,111,692
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(d)	$1,421,000	$1,416,890
4.98%, 08/11/2033(d)	200,000	203,595
4.94%, 11/04/2036(d)	2,052,000	2,021,685
6.63%(d)(f)	1,302,000	1,292,313
Macquarie Bank Ltd. (Australia),
3.92%, 02/03/2028(b)	3,996,000	4,004,310
4.19% (SOFR + 0.48%), 02/03/2028(b)(c)	3,556,000	3,559,073
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(d)	699,000	709,575
5.26%, 04/17/2030(d)	640,000	660,084
5.16%, 04/24/2031(d)	600,000	617,754
5.18% (SOFR + 1.48%), 04/24/2031(c)	779,000	796,583
4.53%, 09/12/2031(d)	1,157,000	1,161,927
5.19%, 09/12/2036(d)	1,323,000	1,338,998
6.35%(d)(f)	5,481,000	5,615,263
8.20%(d)(f)	4,274,000	4,692,758
Mizuho Financial Group, Inc. (Japan),
4.02%, 03/05/2028	400,000	401,313
5.78%, 07/06/2029(d)	781,000	811,774
5.38%, 05/26/2030(d)	400,000	413,856
5.38%, 07/10/2030(d)	599,000	620,190
4.71%, 07/08/2031(d)	1,177,000	1,191,701
4.95% (SOFR + 1.25%), 07/08/2031(c)	1,207,000	1,225,681
5.32%, 07/08/2036(d)	1,112,000	1,140,034
Morgan Stanley Bank N.A.,
4.75%, 04/21/2026	840,000	840,932
4.45%, 10/15/2027(d)	944,000	947,608
4.95%, 01/14/2028(d)	850,000	857,719
4.60% (SOFR + 0.90%), 01/12/2029(c)	868,000	872,013
5.02%, 01/12/2029(d)	850,000	866,097
Morgan Stanley Private Bank N.A.,
4.46% (SOFR + 0.77%), 07/06/2028(c)	2,415,000	2,422,705
4.47%, 07/06/2028(d)	1,288,000	1,296,450
4.21%, 02/08/2030(d)	4,103,000	4,105,139
4.48% (SOFR + 0.77%), 02/08/2030(c)	9,050,000	9,054,033
4.73%, 07/18/2031(d)	1,217,000	1,233,260
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	837,000	856,301
5.00%, 05/30/2028(b)	928,000	949,678
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)(e)	2,402,000	2,403,776
6.75%(b)(d)(f)	857,000	880,913
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	763,000	781,043
Pinnacle Bank, 5.96%, 01/15/2036(d)	1,334,000	1,344,841
Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	$51,000	$51,947
4.08%, 01/26/2029(d)	1,951,000	1,954,208
4.32% (SOFR + 0.62%), 01/26/2029(c)	3,221,000	3,226,743
5.58%, 06/12/2029(d)	29,000	30,025
4.90%, 05/13/2031(d)	787,000	803,901
5.07%, 01/24/2034(d)	110,000	112,131
5.37%, 07/21/2036(d)	451,000	461,944
5.42%, 01/25/2041(d)	1,775,000	1,774,028
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	14,000	14,388
7.50%, 05/02/2084(d)	793,000	835,417
6.50%, 11/24/2085(d)	691,000	687,953
6.50%, 05/24/2086(d)	8,894,000	8,891,840
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	788,000	794,963
6.75%, 02/08/2028(b)(d)	783,000	803,671
4.62% (SOFR + 0.92%), 01/13/2030(b)(c)	11,656,000	11,680,777
7.02%, 02/08/2030(b)(d)	785,000	844,799
5.01%, 10/15/2030(b)(d)	756,000	772,162
5.24%, 05/13/2031(b)(d)(e)	689,000	709,814
5.48% (SOFR + 1.68%), 05/13/2031(b)(c)	703,000	721,540
2.68%, 06/29/2032(b)(d)	1,468,000	1,328,588
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	757,000	758,502
5.65%, 09/14/2026(b)	650,000	656,770
5.20%, 03/07/2027(b)	734,000	744,566
5.55%, 09/14/2028(b)	637,000	661,258
5.20%, 03/07/2029(b)	684,000	704,928
4.35%, 09/11/2030(b)	1,204,000	1,207,694
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(d)	481,000	483,130
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	500,000	512,348
2.45%, 01/12/2032	200,000	179,529
4.93%, 10/15/2035	825,000	823,157
8.13%, 10/31/2082(d)	701,000	734,805
Truist Bank,
4.47% (SOFR + 0.77%), 07/24/2028(c)	2,362,000	2,370,018
2.25%, 03/11/2030	250,000	229,059
U.S. Bancorp,
5.78%, 06/12/2029(d)	110,000	114,213
4.48%, 01/26/2032(d)	3,428,000	3,436,237
4.97%, 07/22/2033(d)	110,000	110,815
UBS AG (Switzerland),
4.29% (SOFR + 0.50%), 05/17/2027(c)	3,580,000	3,585,222
5.65%, 09/11/2028	751,000	783,931
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
4.48% (SOFR + 0.78%), 01/24/2028(c)	$409,000	$410,160
5.71%, 04/22/2028(d)	69,000	70,395
4.15%, 01/24/2029	330,000	331,417
5.07% (SOFR + 1.37%), 04/23/2029(c)	485,000	493,208
5.57%, 07/25/2029(d)	21,000	21,732
6.30%, 10/23/2029(d)	28,000	29,575
4.18%, 01/23/2030(d)	1,358,000	1,359,329
5.20%, 01/23/2030(d)	33,000	33,986
5.15%, 04/23/2031(d)	690,000	710,669
4.96%, 01/23/2037(d)	2,912,000	2,889,343
5.43%, 01/23/2047(d)	4,111,000	4,031,653
4.61%, 04/25/2053(d)	4,000	3,430
7.63%(d)(f)	25,000	26,640
Series W, 4.90%, 01/24/2028(d)	159,000	160,368
Series BB, 3.90%(d)(f)	401,000	400,760
Westpac Banking Corp. (Australia),
4.52% (SOFR + 0.82%), 07/01/2030(c)	613,000	619,349
6.82%, 11/17/2033	61,000	68,214
		212,567,128
Diversified Capital Markets–0.40%
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(d)	533,000	544,408
6.82%, 11/20/2029(d)	150,000	160,056
4.47%, 12/10/2031(d)	1,601,000	1,599,565
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(d)	756,000	762,240
5.43%, 02/08/2030(b)(d)	749,000	774,171
4.40%, 09/23/2031(b)(d)	1,269,000	1,262,955
5.01%, 03/23/2037(b)(d)	833,000	823,278
5.53%, 05/06/2047(b)(d)	2,514,000	2,489,404
6.60%(b)(d)(f)	1,424,000	1,439,741
7.00%(b)(d)(f)	786,000	799,408
7.13%(b)(d)(f)	570,000	584,341
Series 28, 9.25%(b)(d)(f)	797,000	870,588
Series 33, 9.25%(b)(d)(f)	592,000	692,672
		12,802,827
Diversified Financial Services–0.88%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
5.10%, 01/19/2029	547,000	559,950
6.50%, 01/31/2056(d)	830,000	853,843
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	741,000	751,153
Amrize Finance US LLC,
4.60%, 04/07/2027	246,000	247,813
4.70%, 04/07/2028	350,000	355,010
4.95%, 04/07/2030	171,000	175,119
Apollo Global Management, Inc.,
6.38%, 11/15/2033	28,000	30,701
5.15%, 08/12/2035	613,000	610,700
Atlas Warehouse Lending Co. L.P.,
4.63%, 11/15/2028(b)	1,909,000	1,917,973
5.25%, 01/15/2033(b)	1,921,000	1,924,389
Principal Amount		Value
Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	$294,000	$297,691
6.38%, 05/04/2028(b)	20,000	20,821
4.70%, 01/30/2031(b)	3,938,000	3,917,886
4.95%, 10/15/2032(b)	2,934,000	2,911,914
BlackRock Funding, Inc.,
4.70%, 03/14/2029	110,000	112,634
4.90%, 01/08/2035	35,000	35,672
5.35%, 01/08/2055	100,000	96,547
Blackstone Reg Finance Co. L.L.C.,
4.30%, 11/03/2030	809,000	806,107
4.95%, 02/15/2036	563,000	557,105
Citadel Finance LLC, 5.90%, 02/10/2030(b)	1,226,000	1,255,464
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	997,000	1,024,873
6.20%, 06/18/2035(b)	621,000	653,105
Corebridge Financial, Inc.,
3.90%, 04/05/2032	120,000	114,362
6.05%, 09/15/2033	22,000	23,520
5.75%, 01/15/2034	36,000	37,624
LPL Holdings, Inc.,
5.70%, 05/20/2027	111,000	113,093
5.20%, 03/15/2030	344,000	351,957
5.15%, 06/15/2030	269,000	274,496
5.65%, 03/15/2035	258,000	263,012
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	4,936,000	4,942,527
Voya Global Funding, 4.60%, 11/24/2030(b)	1,737,000	1,748,175
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	783,000	792,274
		27,777,510
Diversified Metals & Mining–0.10%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	54,000	55,542
5.25%, 09/08/2030	36,000	37,491
5.25%, 09/08/2033	449,000	464,713
5.75%, 09/05/2055	293,000	300,100
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	426,000	433,752
5.37%, 04/04/2029(b)	53,000	54,846
5.19%, 04/01/2030(b)	295,000	303,811
5.63%, 04/04/2034(b)	31,000	32,471
5.89%, 04/04/2054(b)	18,000	18,305
6.14%, 04/01/2055(b)	65,000	68,161
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	400,000	437,383
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	205,000	206,500
4.50%, 03/14/2028	49,000	49,614
4.88%, 03/14/2030	299,000	306,666
5.00%, 03/14/2032	178,000	183,275
5.25%, 03/14/2035	100,000	102,845
5.75%, 03/14/2055	37,000	37,728
5.88%, 03/14/2065	65,000	66,736
		3,159,939
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified REITs–0.01%
ERP Operating L.P., 4.95%, 06/15/2032	$216,000	$221,372
Highwoods Realty L.P., 2.60%, 02/01/2031	120,000	107,859
VICI Properties L.P.,
5.75%, 04/01/2034	11,000	11,354
6.13%, 04/01/2054	9,000	9,025
		349,610
Diversified Support Services–0.01%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	33,000	34,788
5.04%, 03/25/2030(b)	393,000	401,687
		436,475
Electric Utilities–2.02%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	2,489,000	2,484,131
5.70%, 05/15/2034	215,000	224,595
5.85%, 10/15/2055	200,000	196,773
AEP Transmission Co. LLC, 5.38%, 06/15/2035	69,000	70,996
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	1,018,000	1,019,293
5.85%, 11/15/2033	10,000	10,706
5.10%, 04/02/2035	61,000	62,378
American Electric Power Co., Inc.,
5.75%, 11/01/2027	9,000	9,267
5.20%, 01/15/2029	38,000	39,174
Series C, 5.80%, 03/15/2056(d)	2,666,000	2,667,104
Series D, 6.05%, 03/15/2056(d)	184,000	182,781
Arizona Public Service Co., 5.90%, 08/15/2055	528,000	537,901
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	148,000	153,301
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	321,000	327,479
6.19%, 06/01/2035(b)	280,000	293,536
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	218,000	223,157
5.05%, 03/01/2035	52,000	52,552
Commonwealth Edison Co.,
3.70%, 08/15/2028	400,000	398,936
5.95%, 06/01/2055	148,000	153,006
Connecticut Light and Power Co. (The), 4.95%, 08/15/2034	21,000	21,192
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	12,000	12,589
5.90%, 11/15/2053	13,000	13,255
5.75%, 11/15/2055	682,000	681,930
Constellation Energy Generation LLC,
3.90%, 01/08/2028	3,986,000	3,982,700
6.13%, 01/15/2034	8,000	8,639
6.50%, 10/01/2053	3,000	3,249
5.75%, 03/15/2054	24,000	23,692
5.88%, 01/15/2066	480,000	468,624
Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	$168,000	$172,916
5.25%, 03/15/2035	198,000	204,138
5.35%, 01/15/2053	5,000	4,800
Duke Energy Corp.,
4.85%, 01/05/2029	38,000	38,819
5.00%, 08/15/2052	2,000	1,761
Duke Energy Florida LLC, 4.20%, 12/01/2030	1,082,000	1,080,053
Duke Energy Indiana LLC,
5.40%, 04/01/2053	5,000	4,771
5.90%, 05/15/2055	80,000	82,210
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	627,000	648,479
6.38%, 01/13/2055(b)	3,666,000	3,817,071
Entergy Corp., 5.88%, 06/15/2056(d)	2,164,000	2,166,886
Entergy Louisiana LLC, 5.15%, 09/15/2034	53,000	54,115
Entergy Texas, Inc., 5.25%, 04/15/2035	130,000	132,861
Evergy Metro, Inc.,
4.95%, 04/15/2033	21,000	21,383
5.13%, 08/15/2035	591,000	597,187
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	882,000	886,080
Exelon Corp.,
5.15%, 03/15/2029	43,000	44,258
5.13%, 03/15/2031	430,000	444,673
5.45%, 03/15/2034	28,000	29,073
5.60%, 03/15/2053	18,000	17,443
5.88%, 03/15/2055	151,000	151,358
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	5,000	5,110
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	135,000	135,834
5.00%, 01/15/2035	55,000	55,099
Florida Power & Light Co.,
4.80%, 05/15/2033	6,000	6,095
4.70%, 02/15/2036	933,000	922,491
5.80%, 03/15/2065	264,000	269,533
5.60%, 02/15/2066	1,182,000	1,162,359
Georgia Power Co.,
3.25%, 03/30/2027	120,000	119,350
4.65%, 05/16/2028	8,000	8,121
4.00%, 10/01/2028	2,169,000	2,176,455
4.95%, 05/17/2033	10,000	10,213
Louisville Gas and Electric Co., 5.85%, 08/15/2055	148,000	150,106
MidAmerican Energy Co.,
5.35%, 01/15/2034	6,000	6,256
5.85%, 09/15/2054	7,000	7,185
5.30%, 02/01/2055	19,000	18,073
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
4.12%, 09/16/2027	$406,000	$407,770
3.95%, 12/10/2027	4,828,000	4,840,067
4.85%, 02/07/2029	75,000	76,785
5.00%, 02/07/2031	73,000	75,511
5.80%, 01/15/2033	4,000	4,285
5.00%, 08/15/2034	188,000	191,541
Series D, 4.15%, 08/25/2028	806,000	810,119
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	11,000	11,117
4.69%, 09/01/2027	1,981,000	2,004,259
4.85%, 02/04/2028	69,000	70,245
4.90%, 03/15/2029	118,000	120,922
6.70%, 09/01/2054(d)	200,000	206,623
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	837,000	843,052
5.29%, 01/17/2034(b)	26,000	26,453
Northern States Power Co., 5.65%, 05/15/2055	172,000	171,991
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	1,757,000	1,757,739
5.41%, 10/15/2035(b)	913,000	909,342
OGE Energy Corp., 5.45%, 05/15/2029	800,000	829,097
Oglethorpe Power Corp., 5.90%, 02/01/2055	57,000	56,798
Ohio Power Co., 5.65%, 06/01/2034	47,000	48,964
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	105,000	103,500
Oncor Electric Delivery Co. LLC,
4.50%, 03/20/2027(b)	429,000	432,535
4.65%, 11/01/2029	256,000	260,585
4.15%, 06/01/2032	110,000	107,609
4.55%, 09/15/2032	110,000	109,915
5.65%, 11/15/2033	21,000	22,238
5.80%, 04/01/2055(b)	195,000	196,006
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	110,000	115,424
5.55%, 05/15/2029	110,000	113,660
3.25%, 06/01/2031	440,000	410,213
4.40%, 03/01/2032	220,000	215,769
6.70%, 04/01/2053	110,000	116,777
PacifiCorp,
5.10%, 02/15/2029	53,000	54,252
5.30%, 02/15/2031	43,000	44,262
5.45%, 02/15/2034	35,000	35,540
5.80%, 01/15/2055	16,000	15,080
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	82,000	83,531
5.15%, 05/15/2030	201,000	207,204
PPL Capital Funding, Inc., 5.25%, 09/01/2034	24,000	24,507
PPL Electric Utilities Corp., 5.55%, 08/15/2055	209,000	206,925
Public Service Co. of Colorado,
5.35%, 05/15/2034	200,000	205,735
5.25%, 04/01/2053	3,000	2,791
RWE Finance US LLC (Germany), 5.88%, 09/18/2055(b)	545,000	536,333
Principal Amount		Value
Electric Utilities–(continued)
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	$12,000	$11,321
5.55%, 04/15/2054	41,000	39,868
Sierra Pacific Power Co., 5.90%, 03/15/2054	1,000	1,010
Southern California Edison Co.,
2.75%, 02/01/2032	110,000	98,823
3.65%, 02/01/2050	700,000	489,762
5.75%, 04/15/2054	110,000	104,103
Southern Co. (The),
5.70%, 10/15/2032	4,000	4,239
4.85%, 03/15/2035	57,000	56,262
Southwestern Electric Power Co., 5.30%, 04/01/2033	11,000	11,276
Southwestern Public Service Co., 6.00%, 06/01/2054	200,000	204,953
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	184,000	189,219
Tucson Electric Power Co., 5.20%, 09/15/2034	200,000	204,057
Union Electric Co.,
5.20%, 04/01/2034	79,000	81,251
5.25%, 04/15/2035	176,000	181,098
5.13%, 03/15/2055	48,000	44,311
Virginia Electric and Power Co.,
5.00%, 04/01/2033	8,000	8,157
Series C, 4.90%, 09/15/2035	907,000	901,907
Series D, 5.60%, 09/15/2055	916,000	891,952
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	184,000	185,750
4.30%, 10/15/2028(b)	3,413,000	3,414,925
4.60%, 10/15/2030(b)	1,094,000	1,091,114
4.70%, 01/31/2031(b)	1,811,000	1,809,314
6.95%, 10/15/2033(b)	17,000	18,859
6.00%, 04/15/2034(b)	35,000	36,735
5.70%, 12/30/2034(b)	132,000	135,407
5.35%, 01/31/2036(b)	1,273,000	1,266,749
Wisconsin Electric Power Co.,
3.95%, 03/01/2029	2,360,000	2,358,716
4.15%, 10/15/2030	754,000	751,776
Wisconsin Public Service Corp., 4.25%, 01/15/2031	2,077,000	2,075,718
Xcel Energy, Inc.,
4.75%, 03/21/2028	87,000	88,275
3.40%, 06/01/2030	110,000	105,922
		63,921,451
Electrical Components & Equipment–0.02%
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	347,000	351,843
5.25%, 04/30/2032(b)	332,000	340,946
		692,789
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electronic Components–0.31%
Amphenol Corp.,
3.80%, 11/15/2027	$4,159,000	$4,158,043
4.38%, 06/12/2028	1,384,000	1,398,900
4.13%, 11/15/2030	2,159,000	2,146,210
4.40%, 02/15/2033	1,849,000	1,828,328
5.00%, 01/15/2035	87,000	88,228
5.38%, 11/15/2054	35,000	34,091
		9,653,800
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	326,000	339,197
Electronic Manufacturing Services–0.04%
Jabil, Inc.,
3.00%, 01/15/2031	100,000	92,888
4.75%, 02/01/2033	1,233,000	1,214,883
		1,307,771
Environmental & Facilities Services–0.02%
Republic Services, Inc.,
4.88%, 04/01/2029	53,000	54,343
5.00%, 12/15/2033	26,000	26,747
5.00%, 04/01/2034	2,000	2,044
Rollins, Inc., 5.25%, 02/24/2035	88,000	89,334
Veralto Corp.,
5.50%, 09/18/2026	109,000	109,999
5.35%, 09/18/2028	34,000	35,090
Waste Connections, Inc., 4.20%, 01/15/2033	120,000	117,353
Waste Management, Inc., 5.35%, 10/15/2054	127,000	123,804
		558,714
Fertilizers & Agricultural Chemicals–0.13%
Mosaic Co. (The),
4.35%, 01/15/2029	1,586,000	1,591,348
4.60%, 11/15/2030	2,489,000	2,496,807
		4,088,155
Financial Exchanges & Data–0.18%
CME Group, Inc., 3.75%, 06/15/2028	120,000	119,920
Intercontinental Exchange, Inc.,
3.63%, 09/01/2028	350,000	347,357
3.95%, 12/01/2028	1,686,000	1,687,323
4.20%, 03/15/2031	2,919,000	2,914,316
5.25%, 06/15/2031	110,000	114,972
4.60%, 03/15/2033	4,000	4,027
4.95%, 06/15/2052	2,000	1,831
5.20%, 06/15/2062	3,000	2,772
MSCI, Inc., 5.25%, 09/01/2035	544,000	546,081
Nasdaq, Inc.,
5.35%, 06/28/2028	6,000	6,182
5.55%, 02/15/2034	6,000	6,274
5.95%, 08/15/2053	1,000	1,036
6.10%, 06/28/2063	2,000	2,083
		5,754,174
Principal Amount		Value
Food Distributors–0.11%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	$2,870,000	$2,893,226
5.15%, 08/04/2035	587,000	595,805
Sysco Corp., 5.10%, 09/23/2030	140,000	144,515
		3,633,546
Food Retail–0.13%
Alimentation Couche-Tard, Inc. (Canada),
4.15%, 09/29/2028(b)	2,690,000	2,693,835
5.08%, 09/29/2035(b)	1,121,000	1,123,933
Kroger Co. (The),
5.00%, 09/15/2034	130,000	130,166
5.65%, 09/15/2064	119,000	113,363
		4,061,297
Forest Products–0.02%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	388,000	392,215
4.95%, 06/30/2032(b)	299,000	307,722
		699,937
Gas Utilities–0.10%
Atmos Energy Corp.,
5.90%, 11/15/2033	9,000	9,730
5.20%, 08/15/2035	491,000	505,646
6.20%, 11/15/2053	5,000	5,401
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	330,000	294,061
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	9,000	9,361
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	769,000	784,610
5.75%, 05/28/2035(b)	472,000	493,463
6.50%, 05/28/2055(b)	476,000	513,448
Southern California Gas Co.,
2.95%, 04/15/2027	110,000	108,885
5.20%, 06/01/2033	110,000	113,288
5.75%, 06/01/2053	200,000	199,148
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	195,000	198,755
Southwest Gas Corp., 5.45%, 03/23/2028	8,000	8,212
		3,244,008
Gold–0.06%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	1,797,000	1,801,119
Health Care Distributors–0.09%
Cardinal Health, Inc.,
4.50%, 09/15/2030	400,000	403,187
5.45%, 02/15/2034	17,000	17,674
5.15%, 09/15/2035	216,000	218,958
Cencora, Inc.,
2.70%, 03/15/2031	240,000	221,344
5.13%, 02/15/2034	17,000	17,410
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Health Care Distributors–(continued)
McKesson Corp.,
4.25%, 09/15/2029	$89,000	$89,566
4.65%, 05/30/2030	987,000	1,003,245
4.95%, 05/30/2032	594,000	611,156
5.10%, 07/15/2033	6,000	6,185
5.25%, 05/30/2035	200,000	206,591
		2,795,316
Health Care Equipment–0.10%
Becton, Dickinson and Co., 4.69%, 02/13/2028	11,000	11,151
GE HealthCare Technologies, Inc.,
4.15%, 12/15/2028	1,119,000	1,122,666
4.80%, 01/15/2031	705,000	715,986
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	169,000	171,035
5.40%, 03/20/2034	66,000	67,905
Stryker Corp.,
4.55%, 02/10/2027	226,000	227,742
4.70%, 02/10/2028	89,000	90,412
3.65%, 03/07/2028	200,000	199,186
4.25%, 09/11/2029	220,000	221,357
4.85%, 02/10/2030	296,000	303,784
		3,131,224
Health Care Facilities–0.12%
Adventist Health System, 5.76%, 12/01/2034	30,000	31,024
Ascension Health,
Series 2025, 4.29%, 11/15/2030	1,844,000	1,846,214
4.92%, 11/15/2035	924,000	925,053
Universal Health Services, Inc.,
4.63%, 10/15/2029	395,000	397,457
5.05%, 10/15/2034	380,000	373,455
UPMC,
5.04%, 05/15/2033	51,000	51,938
5.38%, 05/15/2043	33,000	31,987
		3,657,128
Health Care REITs–0.05%
Healthpeak OP LLC, 5.38%, 02/15/2035	62,000	63,122
National Health Investors, Inc., 5.35%, 02/01/2033	270,000	270,497
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	527,000	536,042
Ventas Realty L.P., 5.00%, 02/15/2036	717,000	710,383
		1,580,044
Health Care Services–0.36%
Cigna Group (The), 4.50%, 09/15/2030	720,000	725,011
Principal Amount		Value
Health Care Services–(continued)
CommonSpirit Health,
4.35%, 09/01/2030	$681,000	$677,483
2.78%, 10/01/2030	200,000	186,317
5.21%, 12/01/2031	1,053,000	1,086,989
5.32%, 12/01/2034	124,000	125,933
4.83%, 09/01/2035	1,134,000	1,114,934
4.98%, 09/01/2035	678,000	668,254
5.58%, 09/01/2045	364,000	356,294
5.55%, 12/01/2054	28,000	26,790
5.66%, 09/01/2055	230,000	223,548
CVS Health Corp.,
6.25%, 06/01/2027	110,000	113,042
4.30%, 03/25/2028	110,000	110,390
5.00%, 01/30/2029	14,000	14,307
5.13%, 02/21/2030	100,000	102,614
3.75%, 04/01/2030	110,000	107,244
5.25%, 01/30/2031	4,000	4,128
2.13%, 09/15/2031	440,000	385,945
5.00%, 09/15/2032	192,000	195,229
5.45%, 09/15/2035	651,000	662,651
5.88%, 06/01/2053	100,000	96,572
6.20%, 09/15/2055	621,000	627,607
6.00%, 06/01/2063	101,000	97,138
6.25%, 09/15/2065	335,000	334,648
HCA, Inc.,
5.00%, 03/01/2028	118,000	120,245
4.30%, 11/15/2030	345,000	343,236
5.45%, 04/01/2031	110,000	114,394
5.45%, 09/15/2034	41,000	42,100
5.75%, 03/01/2035	171,000	178,905
5.90%, 06/01/2053	7,000	6,852
6.20%, 03/01/2055	49,000	49,926
Icon Investments Six DAC,
5.81%, 05/08/2027	729,000	742,892
5.85%, 05/08/2029	628,000	655,116
6.00%, 05/08/2034	548,000	576,286
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	246,000	246,423
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	16,000	10,212
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	28,000	16,677
Quest Diagnostics, Inc., 6.40%, 11/30/2033	11,000	12,136
Sutter Health, Series 2025, 5.54%, 08/15/2035	100,000	104,257
		11,262,725
Health Care Supplies–0.04%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	480,000	476,808
Solventum Corp.,
5.45%, 02/25/2027	681,000	690,893
5.40%, 03/01/2029	45,000	46,650
5.60%, 03/23/2034	51,000	53,043
		1,267,394
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Highways & Railtracks–0.03%
Burlington Northern Santa Fe LLC,
5.55%, 03/15/2056	$544,000	$538,536
5.80%, 03/15/2056	526,000	539,982
		1,078,518
Home Improvement Retail–0.08%
Home Depot, Inc. (The),
3.75%, 09/15/2028	1,467,000	1,468,361
4.90%, 04/15/2029	53,000	54,537
3.95%, 09/15/2030	711,000	707,984
4.65%, 09/15/2035	382,000	377,909
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	2,000	1,969
5.85%, 04/01/2063	15,000	14,773
		2,625,533
Homebuilding–0.01%
Toll Brothers Finance Corp., 5.60%, 06/15/2035(e)	394,000	409,625
Hotel & Resort REITs–0.02%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	517,000	530,152
5.75%, 07/15/2034	23,000	24,053
4.95%, 01/15/2035	61,000	60,070
		614,275
Hotels, Resorts & Cruise Lines–0.03%
Expedia Group, Inc., 5.40%, 02/15/2035	166,000	169,611
Marriott International, Inc.,
4.20%, 07/15/2027	536,000	537,959
4.88%, 05/15/2029	21,000	21,490
4.80%, 03/15/2030	129,000	131,764
5.30%, 05/15/2034	17,000	17,435
5.35%, 03/15/2035	56,000	57,438
		935,697
Independent Power Producers & Energy Traders–0.03%
AES Corp. (The), 5.80%, 03/15/2032	713,000	737,401
NSTAR Electric Co., 3.20%, 05/15/2027	220,000	218,443
		955,844
Industrial Conglomerates–0.14%
3M Co., 5.15%, 03/15/2035	300,000	306,979
Honeywell International, Inc.,
4.88%, 09/01/2029	98,000	100,877
4.95%, 09/01/2031	118,000	122,387
5.00%, 02/15/2033	3,000	3,090
5.00%, 03/01/2035	43,000	43,789
5.70%, 03/15/2036	120,000	127,638
5.35%, 03/01/2064	57,000	54,556
Siemens Funding B.V. (Germany),
4.35%, 05/26/2028(b)	1,220,000	1,234,076
4.60%, 05/28/2030(b)	763,000	777,394
4.90%, 05/28/2032(b)	601,000	619,447
5.20%, 05/28/2035(b)	454,000	468,854
5.90%, 05/28/2065(b)	480,000	502,647
		4,361,734
Principal Amount		Value
Industrial Gases–0.05%
Air Products and Chemicals, Inc.,
4.30%, 06/11/2028	$1,308,000	$1,321,478
2.05%, 05/15/2030	200,000	184,330
		1,505,808
Industrial Machinery & Supplies & Components–0.03%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	89,000	90,416
5.40%, 08/14/2028	4,000	4,136
Nordson Corp.,
5.60%, 09/15/2028	11,000	11,385
5.80%, 09/15/2033	14,000	14,809
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	11,000	11,474
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	737,000	756,836
		889,056
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	6,000	6,350
Insurance Brokers–0.10%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	45,000	46,057
5.00%, 02/15/2032	54,000	55,261
5.15%, 02/15/2035	52,000	52,437
6.75%, 02/15/2054	8,000	8,875
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	19,000	19,905
5.45%, 03/15/2053	1,000	970
5.70%, 09/15/2053	9,000	9,059
Willis North America, Inc.,
4.55%, 03/15/2031	1,654,000	1,653,266
5.15%, 03/15/2036	1,245,000	1,240,011
		3,085,841
Integrated Oil & Gas–0.03%
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	402,000	415,668
Occidental Petroleum Corp.,
6.45%, 09/15/2036	23,000	24,549
6.20%, 03/15/2040	240,000	245,203
4.63%, 06/15/2045	15,000	12,057
4.40%, 04/15/2046	200,000	159,198
		856,675
Integrated Telecommunication Services–0.74%
AT&T, Inc.,
5.40%, 02/15/2034	9,000	9,291
5.70%, 11/01/2054	150,000	143,342
6.05%, 08/15/2056	425,000	425,667
3.85%, 06/01/2060	120,000	82,255
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	200,000	243,359
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	100,000	124,852
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	$794,000	$809,812
5.01% (SOFR + 1.31%), 07/16/2030(b)(c)	951,000	967,782
5.50%, 07/16/2035(b)	497,000	513,593
Orange S.A. (France), 4.00%, 01/13/2029(b)	5,478,000	5,481,687
TELUS Corp. (Canada),
6.63%, 10/15/2055(d)	1,722,000	1,761,959
6.38%, 06/09/2056(d)	2,211,000	2,234,647
6.63%, 06/09/2056(d)	4,812,000	4,835,068
Verizon Communications, Inc.,
2.36%, 03/15/2032	14,000	12,346
5.25%, 04/02/2035	357,000	361,779
5.00%, 01/15/2036	1,481,000	1,464,593
5.75%, 11/30/2045	2,491,000	2,477,037
5.88%, 11/30/2055	621,988	614,425
6.00%, 11/30/2065	709,000	701,882
		23,265,376
Interactive Media & Services–0.37%
Alphabet, Inc.,
4.38%, 11/15/2032	232,000	232,845
4.70%, 11/15/2035	664,000	661,259
5.35%, 11/15/2045	1,275,000	1,258,621
5.45%, 11/15/2055	576,000	562,211
5.30%, 05/15/2065	129,000	120,659
Meta Platforms, Inc.,
4.55%, 08/15/2031	70,000	70,941
4.75%, 08/15/2034	142,000	141,835
4.88%, 11/15/2035	3,601,000	3,563,277
5.40%, 08/15/2054	49,000	45,190
5.63%, 11/15/2055	1,944,000	1,851,056
5.75%, 05/15/2063	9,000	8,558
5.55%, 08/15/2064	257,000	236,127
5.75%, 11/15/2065	3,141,000	2,972,337
		11,724,916
Internet Services & Infrastructure–0.63%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	19,141,000	19,943,428
Investment Banking & Brokerage–2.43%
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	300,000	293,212
Brookfield Finance, Inc. (Canada),
5.68%, 01/15/2035	110,000	113,708
5.33%, 01/15/2036	2,010,000	2,015,506
Charles Schwab Corp. (The),
4.34%, 11/14/2031(d)	4,060,000	4,058,257
4.91%, 11/14/2036(d)	3,041,000	3,015,214
Series K, 5.00%(d)(f)	16,000	16,034
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	200,000	227,990
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
4.99% (SOFR + 1.29%), 04/23/2028(c)	$389,000	$392,369
4.15%, 01/21/2029(d)	4,889,000	4,893,554
5.73%, 04/25/2030(d)	80,000	83,545
5.05%, 07/23/2030(d)	139,000	142,383
4.69%, 10/23/2030(d)	166,000	168,282
5.21%, 01/28/2031(d)	225,000	232,041
5.22%, 04/23/2031(d)	693,000	713,973
4.37%, 10/21/2031(d)	3,013,000	2,996,492
4.52%, 01/21/2032(d)	4,567,000	4,566,284
3.10%, 02/24/2033(d)	440,000	404,422
5.07%, 01/21/2037(d)	1,876,000	1,868,680
6.25%, 02/01/2041	200,000	217,533
5.39%, 02/02/2041(d)	9,236,000	9,153,377
2.91%, 07/21/2042(d)	250,000	182,853
5.54%, 01/21/2047(d)	3,147,000	3,101,817
5.73%, 01/28/2056(d)	188,000	189,658
Series W, 7.50%(d)(f)	6,872,000	7,274,443
Morgan Stanley,
3.95%, 04/23/2027	100,000	100,002
5.12%, 02/01/2029(d)	9,000	9,183
4.99%, 04/12/2029(d)	172,000	175,180
5.16%, 04/20/2029(d)	33,000	33,731
5.45%, 07/20/2029(d)	14,000	14,434
6.41%, 11/01/2029(d)	33,000	34,931
4.24%, 01/09/2030(d)	6,209,000	6,221,604
5.17%, 01/16/2030(d)	32,000	32,861
4.43%, 01/23/2030(d)	400,000	402,708
5.04%, 07/19/2030(d)	98,000	100,425
4.65%, 10/18/2030(d)	245,000	248,064
5.19%, 04/17/2031(d)	507,000	522,050
4.49%, 01/16/2032(d)	4,931,000	4,928,832
5.07%, 01/30/2037(d)	8,061,000	8,032,869
5.95%, 01/19/2038(d)	9,000	9,417
5.31%, 01/18/2041(d)	2,182,000	2,156,079
Series I, 4.36%, 10/22/2031(d)	3,131,000	3,114,465
4.89%, 10/22/2036(d)	2,231,000	2,197,165
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030(e)	1,012,000	1,027,541
5.49%, 06/29/2035	368,000	378,505
Raymond James Financial, Inc., 4.90%, 09/11/2035	826,000	818,257
		76,879,930
IT Consulting & Other Services–0.73%
Dell, Inc., 6.50%, 04/15/2038	200,000	213,476
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	310,000	311,474
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
IT Consulting & Other Services–(continued)
International Business Machines Corp.,
4.65%, 02/10/2028	$722,000	$733,031
4.00%, 02/03/2029	1,931,000	1,932,947
3.50%, 05/15/2029	110,000	108,244
4.80%, 02/10/2030	683,000	698,845
4.30%, 02/03/2031	5,729,000	5,725,922
5.20%, 02/10/2035	291,000	297,703
4.95%, 02/03/2036	9,270,000	9,243,330
5.70%, 02/10/2055	268,000	264,293
5.80%, 02/03/2056	3,465,000	3,456,573
		22,985,838
Leisure Products–0.02%
Brunswick Corp., 5.85%, 03/18/2029	38,000	39,542
Mattel, Inc., 5.45%, 11/01/2041	500,000	471,304
		510,846
Life & Health Insurance–1.76%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	229,000	228,109
American National Global Funding, 5.55%, 01/28/2030(b)	117,000	120,434
American National Group, Inc.,
5.75%, 10/01/2029	110,000	113,897
6.00%, 07/15/2035	566,000	570,885
Athene Global Funding,
5.62%, 05/08/2026(b)	342,000	343,366
4.86%, 08/27/2026(b)	550,000	552,675
5.52%, 03/25/2027(b)	103,000	104,561
5.58%, 01/09/2029(b)	118,000	121,542
Athene Holding Ltd.,
6.25%, 04/01/2054	23,000	22,409
6.63%, 10/15/2054(d)	150,000	150,012
6.63%, 05/19/2055	252,000	257,899
6.88%, 06/28/2055(d)	120,000	120,275
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	438,000	459,558
Brighthouse Financial, Inc.,
3.70%, 06/22/2027	100,000	98,997
3.85%, 12/22/2051	300,000	181,845
Constellation Global Funding, 4.85%, 10/22/2030(b)	1,791,000	1,777,176
Corebridge Global Funding,
5.00% (SOFR + 1.30%), 09/25/2026(b)(c)	1,001,000	1,007,630
4.65%, 08/20/2027(b)	246,000	248,706
5.90%, 09/19/2028(b)	33,000	34,471
4.56% (SOFR + 0.86%), 12/15/2028(b)(c)	11,735,000	11,790,867
5.20%, 01/12/2029(b)	66,000	67,814
5.20%, 06/24/2029(b)	113,000	116,212
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	8,319,000	8,272,712
Equitable America Global Funding,
4.65%, 06/09/2028(b)	925,000	936,319
4.95%, 06/09/2030(b)	1,930,000	1,965,050
FWD Group Holdings Ltd. (Hong Kong), 5.25%, 09/22/2030(b)	903,000	908,884
Principal Amount		Value
Life & Health Insurance–(continued)
GA Global Funding Trust,
4.40%, 09/23/2027(b)	$696,000	$698,636
5.50%, 01/08/2029(b)	554,000	570,178
4.50%, 09/18/2030(b)	2,953,000	2,915,903
High Street Funding Trust III, 5.81%, 02/15/2055(b)(e)	205,000	202,536
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	1,487,000	1,505,897
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	450,000	454,776
4.63%, 08/18/2030(b)	437,000	439,026
Lincoln National Corp., 5.35%, 11/15/2035	1,771,000	1,777,849
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	9,203,000	8,466,760
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	950,000	958,345
MetLife, Inc., 5.25%, 01/15/2054	6,000	5,691
New York Life Global Funding, 4.55%, 01/28/2033(b)	12,000	11,933
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)	122,000	123,641
4.35%, 09/15/2027(b)	15,000	15,125
4.71%, 01/10/2029(b)	280,000	285,417
Pacific Life Global Funding II,
4.90%, 01/11/2029(b)	362,000	369,814
4.50%, 08/28/2029(b)	480,000	485,735
Pricoa Global Funding I,
4.40%, 08/27/2027(b)	482,000	486,521
4.65%, 08/27/2031(b)	506,000	511,989
Protective Life Corp.,
4.70%, 01/15/2031(b)	1,459,000	1,465,064
5.35%, 12/15/2035(b)	1,758,000	1,767,047
Prudential Financial, Inc.,
5.20%, 03/14/2035	340,000	347,025
6.00%, 09/01/2052(d)	200,000	206,696
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	1,182,000	1,187,072
		55,830,981
Life Sciences Tools & Services–0.01%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	250,000	236,094
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	220,000	227,596
		463,690
Managed Health Care–0.04%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	8,000	8,204
5.30%, 02/15/2030	10,000	10,414
5.35%, 02/15/2033	10,000	10,396
4.50%, 04/15/2033	2,000	1,975
5.05%, 04/15/2053	2,000	1,797
5.63%, 07/15/2054	21,000	20,463
6.05%, 02/15/2063	700,000	710,821
5.50%, 04/15/2064	440,000	411,404
		1,175,474
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Marine Transportation–0.00%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	$11,000	$11,728
Metal, Glass & Plastic Containers–0.05%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,116,000	1,150,648
5.44%, 04/03/2034	455,000	469,975
		1,620,623
Movies & Entertainment–0.00%
Netflix, Inc., 5.40%, 08/15/2054	8,000	7,658
Multi-Family Residential REITs–0.02%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	30,000	31,168
Essex Portfolio L.P., 5.50%, 04/01/2034	21,000	21,643
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	79,000	77,068
Mid-America Apartments L.P.,
5.30%, 02/15/2032	162,000	168,857
4.95%, 03/01/2035	200,000	201,106
UDR, Inc.,
3.00%, 08/15/2031	110,000	102,051
5.13%, 09/01/2034	36,000	36,315
		638,208
Multi-line Insurance–0.04%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	429,000	440,442
USAA Capital Corp., 4.38%, 06/01/2028(b)	968,000	979,376
		1,419,818
Multi-Utilities–0.16%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	63,000	63,288
Ameren Illinois Co., 4.95%, 06/01/2033	14,000	14,301
Black Hills Corp., 6.15%, 05/15/2034	27,000	28,955
CenterPoint Energy, Inc., 5.95%, 04/01/2056(d)	689,000	694,522
CMS Energy Corp., 4.75%, 06/01/2050(d)	110,000	108,742
Dominion Energy, Inc.,
5.38%, 11/15/2032	16,000	16,654
6.00%, 02/15/2056(d)	965,000	975,797
6.20%, 02/15/2056(d)	717,000	719,795
Series B, 7.00%, 06/01/2054(d)	150,000	162,275
DTE Electric Co.,
5.20%, 03/01/2034	28,000	28,925
5.85%, 05/15/2055	70,000	72,119
DTE Energy Co.,
4.95%, 07/01/2027	60,000	60,767
5.85%, 06/01/2034	17,000	18,083
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	785,000	812,069
5.63%, 04/10/2034(b)	500,000	523,472
5.88%, 04/10/2054(b)	490,000	497,345
Principal Amount		Value
Multi-Utilities–(continued)
NiSource, Inc.,
5.25%, 03/30/2028	$5,000	$5,127
5.40%, 06/30/2033	1,000	1,034
5.35%, 04/01/2034	96,000	98,989
5.85%, 04/01/2055	98,000	97,520
Sempra, 6.88%, 10/01/2054(d)	183,000	187,686
WEC Energy Group, Inc.,
5.15%, 10/01/2027	17,000	17,317
4.75%, 01/15/2028	13,000	13,214
		5,217,996
Office REITs–0.09%
Boston Properties L.P.,
3.25%, 01/30/2031	150,000	140,830
6.50%, 01/15/2034	100,000	107,338
COPT Defense Properties L.P., 4.50%, 10/15/2030	313,000	312,511
Cousins Properties L.P.,
5.38%, 02/15/2032	87,000	89,812
5.88%, 10/01/2034	59,000	61,590
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	135,000	143,503
5.63%, 01/15/2033	1,868,000	1,878,560
		2,734,144
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	100,000	99,075
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	11,000	10,586
Oil & Gas Exploration & Production–0.15%
Antero Resources Corp., 5.40%, 02/01/2036	1,848,000	1,837,060
ConocoPhillips Co., 5.70%, 09/15/2063	406,000	397,632
Continental Resources, Inc., 4.90%, 06/01/2044	50,000	40,487
Diamondback Energy, Inc.,
5.20%, 04/18/2027	80,000	81,127
5.15%, 01/30/2030	75,000	77,144
5.90%, 04/18/2064	18,000	17,206
EOG Resources, Inc.,
4.40%, 07/15/2028	355,000	359,287
5.35%, 01/15/2036	259,000	266,006
5.95%, 07/15/2055	142,000	145,623
EQT Corp., 6.50%, 07/01/2027	100,000	102,155
Ovintiv, Inc., 7.10%, 07/15/2053	500,000	541,725
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	786,000	818,303
		4,683,755
Oil & Gas Refining & Marketing–0.01%
Phillips 66 Co., 5.30%, 06/30/2033	200,000	205,738
Oil & Gas Storage & Transportation–0.66%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	13,000	13,782
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	$16,000	$16,134
5.10%, 10/01/2031(b)	98,000	99,687
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	87,000	83,137
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	50,000	48,703
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	11,000	11,538
7.38%, 03/15/2055(d)	100,000	106,275
Series NC5, 8.25%, 01/15/2084(d)	8,000	8,576
Energy Transfer L.P.,
6.05%, 12/01/2026	104,000	105,667
6.40%, 12/01/2030	8,000	8,660
4.55%, 01/15/2031	2,336,000	2,334,274
5.55%, 05/15/2034	23,000	23,682
5.35%, 01/15/2036	1,519,000	1,517,939
5.95%, 05/15/2054	15,000	14,313
6.05%, 09/01/2054	53,000	51,339
6.30%, 01/15/2056	59,000	59,022
Enterprise Products Operating LLC,
4.30%, 06/20/2028	2,109,000	2,127,663
4.60%, 01/15/2031	1,564,000	1,584,277
5.20%, 01/15/2036	785,000	798,995
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	352,000	364,731
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	676,000	691,822
Kinder Morgan, Inc.,
5.15%, 06/01/2030	295,000	305,283
4.80%, 02/01/2033	4,000	4,014
5.20%, 06/01/2033	9,000	9,260
5.85%, 06/01/2035	93,000	98,449
MPLX L.P.,
4.80%, 02/15/2031	1,326,000	1,340,810
5.00%, 01/15/2033	681,000	682,863
5.40%, 09/15/2035	1,711,000	1,725,741
5.20%, 03/01/2047	400,000	359,229
4.95%, 03/14/2052	2,000	1,688
Northwest Pipeline LLC, 4.00%, 04/01/2027	200,000	200,050
ONEOK, Inc.,
5.70%, 11/01/2054	300,000	280,601
5.85%, 11/01/2064	480,000	452,735
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	161,000	162,769
5.03%, 10/01/2029	251,000	254,915
5.58%, 10/01/2034	125,000	126,129
6.18%, 10/01/2054	30,000	28,897
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	585,000	585,670
5.75%, 09/15/2033	7,000	7,405
Series B, 5.10%, 09/15/2035	227,000	228,133
Western Midstream Operating L.P.,
4.80%, 03/01/2031	2,636,000	2,637,858
6.15%, 04/01/2033	11,000	11,629
5.45%, 11/15/2034	55,000	55,388
5.50%, 12/15/2035	986,000	982,110
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
5.30%, 08/15/2028	$53,000	$54,624
4.80%, 11/15/2029	135,000	137,839
5.65%, 03/15/2033	13,000	13,598
5.15%, 03/15/2034	22,000	22,303
5.80%, 11/15/2054	40,000	39,374
6.00%, 03/15/2055	51,000	51,721
		20,931,301
Other Specialty Retail–0.02%
Tractor Supply Co., 5.25%, 05/15/2033	3,000	3,095
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	489,000	490,981
		494,076
Packaged Foods & Meats–0.08%
Campbell’s Co. (The),
5.30%, 03/20/2026	33,000	33,054
5.20%, 03/21/2029	39,000	40,031
5.40%, 03/21/2034	32,000	32,557
5.25%, 10/13/2054	39,000	35,022
Hershey Co. (The), 4.25%, 05/04/2028	440,000	444,291
Mars, Inc.,
4.45%, 03/01/2027(b)	603,000	607,538
4.55%, 04/20/2028(b)	31,000	31,406
4.80%, 03/01/2030(b)	198,000	202,356
5.00%, 03/01/2032(b)	199,000	204,551
5.20%, 03/01/2035(b)	285,000	291,899
5.65%, 05/01/2045(b)	244,000	246,266
5.70%, 05/01/2055(b)	167,000	166,563
5.80%, 05/01/2065(b)	111,000	111,468
McCormick & Co., Inc., 4.70%, 10/15/2034	138,000	135,814
		2,582,816
Paper & Plastic Packaging Products & Materials–0.00%
Berry Global, Inc., 5.65%, 01/15/2034	100,000	104,416
Passenger Airlines–0.15%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	96,585	92,979
Series 2021-1, Class A, 2.88%, 07/11/2034	10,560	9,618
4.90%, 05/11/2038	1,741,000	1,725,749
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	119,000	120,389
5.31%, 10/20/2031(b)	118,000	119,405
Delta Air Lines, Inc.,
4.95%, 07/10/2028	1,590,000	1,617,703
5.25%, 07/10/2030	549,000	562,399
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	35,147	35,423
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	$42,980	$44,077
Series 2019-2, Class AA, 2.70%, 05/01/2032	2,926	2,722
Series AA, 5.45%, 02/15/2037	401,657	412,480
		4,742,944
Passenger Ground Transportation–0.05%
Uber Technologies, Inc.,
4.30%, 01/15/2030	313,000	314,164
4.15%, 01/15/2031	960,000	951,980
4.80%, 09/15/2035	282,000	279,144
		1,545,288
Personal Care Products–0.00%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	120,000	120,278
Pharmaceuticals–1.42%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	92,000	92,912
4.85%, 02/26/2029	47,000	48,234
4.90%, 02/26/2031	66,000	68,227
Bristol-Myers Squibb Co.,
5.75%, 02/01/2031	66,000	70,494
5.90%, 11/15/2033	9,000	9,787
Eli Lilly and Co.,
4.50%, 02/09/2027	149,000	150,197
3.38%, 03/15/2029	320,000	315,810
4.20%, 08/14/2029	220,000	222,340
4.70%, 02/09/2034	41,000	41,451
4.88%, 02/27/2053	5,000	4,551
5.00%, 02/09/2054	18,000	16,650
5.55%, 10/15/2055	282,000	282,555
5.10%, 02/09/2064	25,000	22,930
5.20%, 08/14/2064	21,000	19,606
5.65%, 10/15/2065	227,000	227,116
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	1,403,000	1,408,061
4.38%, 10/15/2030(b)	7,358,000	7,369,794
4.63%, 10/15/2032(b)	1,104,000	1,106,606
5.00%, 10/15/2035(b)	809,000	806,568
Johnson & Johnson,
4.50%, 03/01/2027	450,000	454,134
4.38%, 12/05/2033	100,000	101,007
2.10%, 09/01/2040	240,000	168,993
Merck & Co., Inc.,
3.85%, 03/15/2029	7,714,000	7,713,017
4.30% (SOFR + 0.57%), 03/15/2029(c)	2,463,000	2,471,357
4.15%, 03/15/2031	4,676,000	4,660,183
4.45%, 12/04/2032	1,069,000	1,071,950
4.75%, 12/04/2035	1,757,000	1,742,646
4.90%, 05/17/2044	28,000	26,312
5.55%, 12/04/2055	1,069,000	1,051,064
5.15%, 05/17/2063	7,000	6,386
5.70%, 12/04/2065	911,000	898,341
Principal Amount		Value
Pharmaceuticals–(continued)
Novartis Capital Corp.,
3.80%, 09/18/2029	$213,000	$212,385
4.00%, 09/18/2031	120,000	119,600
4.20%, 09/18/2034	171,000	167,075
4.70%, 09/18/2054	102,000	90,632
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/2028	350,000	353,734
Pfizer, Inc.,
4.20%, 11/15/2030	2,346,000	2,352,439
4.50%, 11/15/2032	2,632,000	2,641,138
5.60%, 11/15/2055	1,586,000	1,577,001
5.70%, 11/15/2065	1,720,000	1,696,689
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	745,000	754,490
5.90%, 07/07/2055	705,000	716,220
Zoetis, Inc., 4.15%, 08/17/2028	1,564,000	1,573,382
		44,904,064
Property & Casualty Insurance–0.08%
American International Group, Inc., 4.85%, 05/07/2030	150,000	153,713
CNA Financial Corp., 5.20%, 08/15/2035	1,210,000	1,213,748
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	220,000	230,801
6.10%, 03/15/2055	80,000	80,698
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	334,000	338,694
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	135,000	136,836
5.45%, 05/25/2053	1,000	982
5.70%, 07/24/2055	216,000	220,092
		2,375,564
Rail Transportation–0.04%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	130,000	133,828
CSX Corp., 5.20%, 11/15/2033	400,000	415,147
TTX Co., 5.05%, 11/15/2034(b)	645,000	659,248
		1,208,223
Real Estate Development–0.06%
Essential Properties L.P., 5.40%, 12/01/2035	182,000	182,691
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	813,000	807,046
4.75%, 01/15/2036(b)	925,000	901,545
		1,891,282
Regional Banks–0.52%
Citizens Financial Group, Inc., 5.30%, 01/29/2036(d)	581,000	583,889
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(d)	7,169,000	7,182,446
5.61%, 01/28/2041(d)	3,058,000	3,044,364
M&T Bank Corp.,
6.08%, 03/13/2032(d)	400,000	425,017
5.05%, 01/27/2034(d)	100,000	100,429
5.39%, 01/16/2036(d)	220,000	223,161
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Regional Banks–(continued)
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	$110,000	$110,649
Truist Financial Corp., 4.60%, 01/27/2032(d)	3,072,000	3,080,511
Zions Bancorp. N.A.,
4.70%, 08/18/2028(d)	1,406,000	1,409,717
6.82%, 11/19/2035(d)	300,000	318,246
		16,478,429
Reinsurance–0.15%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	300,000	276,116
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	117,000	121,433
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	57,000	58,133
PartnerRe Finance B LLC, 4.50%, 10/01/2050(d)	120,000	113,843
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	100,000	104,052
RGA Global Funding,
4.35%, 08/25/2028(b)	1,974,000	1,986,748
5.00%, 08/25/2032(b)	2,203,000	2,224,233
		4,884,558
Renewable Electricity–0.05%
Idaho Power Co., 5.20%, 08/15/2034	36,000	37,020
Southern Power Co.,
Series A, 4.25%, 10/01/2030	856,000	854,168
Series B, 4.90%, 10/01/2035	684,000	672,408
		1,563,596
Restaurants–0.10%
McDonald’s Corp.,
4.80%, 08/14/2028	75,000	76,558
4.60%, 05/15/2030	278,000	282,922
4.40%, 02/12/2031	1,523,000	1,534,326
4.95%, 08/14/2033	32,000	32,936
4.95%, 03/03/2035	140,000	141,440
5.00%, 02/13/2036	1,225,000	1,235,442
		3,303,624
Retail REITs–0.12%
Agree L.P., 5.63%, 06/15/2034	30,000	31,416
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	352,000	351,502
5.75%, 02/15/2035	19,000	19,895
Federal Realty OP L.P., 3.25%, 07/15/2027	500,000	494,790
Kimco Realty OP LLC,
4.85%, 03/01/2035	49,000	48,690
5.30%, 02/01/2036	576,000	589,320
Kite Realty Group L.P.,
4.95%, 12/15/2031	82,000	83,258
5.50%, 03/01/2034	6,000	6,176
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,268
5.50%, 06/15/2034	31,000	32,061
Principal Amount		Value
Retail REITs–(continued)
Realty Income Corp.,
5.63%, 10/13/2032	$4,000	$4,240
4.50%, 02/01/2033	1,275,000	1,263,559
5.13%, 04/15/2035	58,000	58,964
5.38%, 09/01/2054	268,000	258,994
Regency Centers L.P.,
5.00%, 07/15/2032	208,000	212,609
5.25%, 01/15/2034	129,000	132,426
5.10%, 01/15/2035	28,000	28,339
Simon Property Group L.P., 4.75%, 09/26/2034	302,000	299,610
		3,922,117
Self-Storage REITs–0.09%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	318,000	322,328
5.41%, 09/12/2034	87,000	85,331
Extra Space Storage L.P.,
5.70%, 04/01/2028	5,000	5,159
4.95%, 01/15/2033	566,000	569,496
5.40%, 02/01/2034	32,000	32,763
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	23,000	23,067
Prologis L.P.,
4.88%, 06/15/2028	18,000	18,411
4.75%, 01/15/2031	574,000	586,562
4.63%, 01/15/2033	9,000	9,055
4.75%, 06/15/2033	15,000	15,088
5.13%, 01/15/2034	7,000	7,159
5.00%, 03/15/2034	245,000	248,944
5.00%, 01/31/2035	85,000	85,853
5.25%, 05/15/2035	195,000	200,413
5.25%, 03/15/2054	76,000	72,521
Public Storage Operating Co.,
4.40% (SOFR + 0.70%), 04/16/2027(c)	472,000	473,712
5.35%, 08/01/2053	21,000	20,306
		2,776,168
Semiconductors–1.55%
AP Grange Holdings LLC,
6.50%, 03/20/2045(b)	15,854,000	16,844,875
6.50%, 03/20/2045	1,215,972	1,215,972
Broadcom, Inc.,
5.05%, 07/12/2029	128,000	131,896
5.15%, 11/15/2031	113,000	117,177
5.20%, 07/15/2035	482,000	492,714
4.80%, 02/15/2036	1,263,000	1,247,199
4.90%, 02/15/2038	999,000	978,240
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,783,000	1,870,004
5.50%, 01/25/2031(b)	1,487,000	1,540,920
6.15%, 01/25/2032(b)	1,876,000	1,998,903
5.90%, 01/25/2033(b)	1,386,000	1,454,925
5.88%, 01/25/2034(b)	1,606,000	1,661,607
6.25%, 01/25/2035(b)	1,148,000	1,222,072
6.10%, 01/25/2036(b)	980,000	1,032,375
6.20%, 01/25/2037(b)	815,000	862,171
6.40%, 01/25/2038(b)	977,000	1,047,145
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Semiconductors–(continued)
6.30%, 01/25/2039(b)	$345,000	$367,696
Intel Corp.,
3.90%, 03/25/2030	200,000	196,425
4.15%, 08/05/2032	350,000	339,526
5.05%, 08/05/2062	110,000	91,139
Micron Technology, Inc.,
5.30%, 01/15/2031	38,000	39,480
5.65%, 11/01/2032	216,000	228,076
6.05%, 11/01/2035	318,000	341,878
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), 2.65%, 02/15/2032	220,000	197,382
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	6,249,000	6,275,027
4.38%, 09/11/2030(b)	7,138,000	7,155,481
TSMC Arizona Corp. (Taiwan), 3.88%, 04/22/2027	225,000	224,962
		49,175,267
Single-Family Residential REITs–0.00%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	70,000	71,608
5.25%, 03/15/2035	56,000	56,163
		127,771
Soft Drinks & Non-alcoholic Beverages–0.08%
Coca-Cola Co. (The),
5.30%, 05/13/2054	49,000	47,896
5.40%, 05/13/2064	76,000	73,764
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	252,000	253,154
PepsiCo, Inc.,
4.10%, 01/15/2029	1,393,000	1,403,222
4.60%, 02/07/2030	193,000	197,393
5.00%, 02/07/2035	146,000	149,656
5.00%, 07/23/2035	385,000	391,826
		2,516,911
Sovereign Debt–0.08%
Israel Government International Bond (Israel), 5.00%, 01/13/2036	2,426,000	2,390,876
Specialized Consumer Services–0.06%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	1,222,000	1,245,090
5.63%, 04/28/2035(b)	521,000	537,325
		1,782,415
Specialized Finance–0.00%
Blackstone Private Credit Fund, 6.00%, 11/22/2034	75,000	74,514
Specialty Chemicals–0.11%
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	2,391,000	2,408,490
4.50%, 08/15/2030	987,000	996,264
5.15%, 08/15/2035	214,000	217,317
		3,622,071
Principal Amount		Value
Systems Software–0.14%
Accenture Capital, Inc.,
4.25%, 10/04/2031	$100,000	$100,045
4.50%, 10/04/2034	100,000	98,386
Oracle Corp.,
4.45%, 09/26/2030	1,302,000	1,271,399
5.25%, 02/03/2032	100,000	99,903
4.80%, 09/26/2032	200,000	193,703
6.25%, 11/09/2032	9,000	9,398
4.90%, 02/06/2033	9,000	8,673
4.70%, 09/27/2034	155,000	143,924
5.20%, 09/26/2035	930,000	886,800
5.88%, 09/26/2045	977,000	879,164
6.90%, 11/09/2052	1,000	982
5.38%, 09/27/2054	124,000	99,709
6.00%, 08/03/2055	87,000	76,221
5.95%, 09/26/2055	483,000	426,295
5.50%, 09/27/2064	94,000	74,565
6.13%, 08/03/2065	142,000	124,012
		4,493,179
Technology Distributors–0.00%
Arrow Electronics, Inc., 5.88%, 04/10/2034	150,000	156,324
Technology Hardware, Storage & Peripherals–0.01%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	116,000	114,270
NetApp, Inc., 5.50%, 03/17/2032	200,000	208,264
		322,534
Telecom Tower REITs–0.01%
Crown Castle, Inc.,
5.00%, 01/11/2028	150,000	152,381
5.80%, 03/01/2034	50,000	52,441
		204,822
Tobacco–0.28%
Altria Group, Inc., 4.88%, 02/04/2028	58,000	59,056
B.A.T. Capital Corp. (United Kingdom),
3.56%, 08/15/2027	110,000	109,334
5.83%, 02/20/2031	29,000	30,797
4.74%, 03/16/2032	100,000	100,800
7.75%, 10/19/2032	150,000	175,345
4.63%, 03/22/2033	711,000	704,791
6.00%, 02/20/2034	7,000	7,495
7.08%, 08/02/2043	209,000	234,745
7.08%, 08/02/2053	1,000	1,132
Philip Morris International, Inc.,
4.75%, 02/12/2027	163,000	164,625
4.38%, 11/01/2027	200,000	201,995
5.13%, 11/17/2027	10,000	10,214
4.88%, 02/15/2028	45,000	45,865
4.13%, 04/28/2028	179,000	179,926
5.25%, 09/07/2028	43,000	44,370
3.88%, 10/27/2028	1,239,000	1,238,219
4.36% (SOFR + 0.66%), 10/27/2028(c)	2,097,000	2,104,986
4.88%, 02/13/2029	120,000	122,879
4.63%, 11/01/2029	236,000	240,233
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Tobacco–(continued)
4.38%, 04/30/2030	$273,000	$274,705
2.10%, 05/01/2030	200,000	183,419
4.00%, 10/29/2030	992,000	981,673
5.13%, 02/13/2031	29,000	30,042
4.75%, 11/01/2031	187,000	190,572
5.38%, 02/15/2033	51,000	53,096
5.63%, 09/07/2033	227,000	240,266
5.25%, 02/13/2034	110,000	113,592
4.90%, 11/01/2034	217,000	218,406
4.88%, 04/30/2035	150,000	149,963
4.63%, 10/29/2035	608,000	594,040
4.38%, 11/15/2041	100,000	88,861
4.50%, 03/20/2042	100,000	89,478
		8,984,920
Trading Companies & Distributors–0.08%
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	1,154,000	1,150,152
5.00%, 10/03/2034	70,000	70,447
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	604,000	619,472
5.13%, 07/17/2034(b)	539,000	552,619
		2,392,690
Transaction & Payment Processing Services–0.03%
Fiserv, Inc.,
4.55%, 02/15/2031	240,000	238,632
5.25%, 08/11/2035	240,000	238,384
Global Payments, Inc., 2.90%, 11/15/2031	100,000	89,736
Mastercard, Inc., 4.85%, 03/09/2033	21,000	21,525
PayPal Holdings, Inc., 4.40%, 06/01/2032	200,000	199,584
Visa, Inc., 2.05%, 04/15/2030	100,000	92,783
		880,644
Water Utilities–0.01%
American Water Capital Corp., 5.70%, 09/01/2055	285,000	284,124
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	110,000	117,216
		401,340
Wireless Telecommunication Services–0.07%
America Movil S.A.B. de C.V. (Mexico), 6.13%, 03/30/2040	220,000	232,661
T-Mobile USA, Inc.,
4.95%, 11/15/2035	1,093,000	1,083,912
5.65%, 01/15/2053	6,000	5,779
6.00%, 06/15/2054	2,000	2,028
5.88%, 11/15/2055	109,000	108,358
5.70%, 01/15/2056	937,000	905,862
		2,338,600
Total U.S. Dollar Denominated Bonds & Notes (Cost $952,933,834)		958,227,413
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–28.23%
Collateralized Mortgage Obligations–0.12%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(h)(i)	$586,035	$71,435
7.50%, 11/25/2029(h)	2,961	272
7.00%, 04/25/2032(h)	349,514	46,676
6.00%, 06/25/2033 to 03/25/2036(h)(i)	414,412	59,893
5.50%, 09/25/2033 to 06/25/2035(h)(i)	735,353	94,405
Fannie Mae REMICs,
IO, 4.34% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(c)(h)	5,928	112
3.00%, 11/25/2027(h)	150,803	1,951
3.29% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(c)(h)	4,606	243
3.94% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(c)(h)	27,117	2,553
4.03% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(c)(h)	23,800	1,888
4.09% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(c)(h)	55,467	4,629
3.44% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(h)	40,336	2,969
4.14% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(c)(h)	48,797	3,597
4.29% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(c)(h)	3,765	205
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(c)(h)	66,758	1,141
3.19% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(c)(h)	188,397	17,211
4.19% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(c)(h)	135,491	14,444
4.18% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(h)	81,600	7,433
4.28% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(h)	22,291	1,891
4.39% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(c)(h)	138,970	13,427
4.44% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(c)(h)	90,686	13,277
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.00%, 03/25/2033 to 04/25/2033(h)	$279,228	$37,018
3.74% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(c)(h)	102,561	11,870
2.89% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(c)(h)	213,004	17,453
2.94% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(c)(h)	32,604	1,618
2.79% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(h)	127,438	5,959
3.50%, 08/25/2035(h)	2,235,575	219,404
2.29% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(c)(h)	126,670	12,125
2.77% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(c)(h)	6,971	548
2.24% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(c)(h)	64,982	3,320
4.00%, 04/25/2041 to 08/25/2047(h)	626,751	92,956
2.74% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(c)(h)	190,117	16,575
2.34% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(c)(h)	616,088	65,767
5.50%, 07/25/2046(h)	606,932	77,154
2.09% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(c)(h)	4,516,708	446,072
6.50%, 10/25/2028 to 11/25/2029	39,452	40,106
6.00%, 11/25/2028	20,245	20,624
7.50%, 12/25/2029	86,142	87,747
4.81% (30 Day Average SOFR + 1.11%), 07/25/2032(c)	25,647	25,952
4.21% (30 Day Average SOFR + 0.51%), 03/25/2033(c)	7,452	7,437
5.50%, 04/25/2035	475,989	493,187
4.06% (30 Day Average SOFR + 0.36%), 08/25/2035(c)	16,451	16,348
10.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	62,418	73,245
4.75% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	53,301	54,035
4.00%, 03/25/2041	38,182	36,767
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 0.96%, 05/25/2026(i)	25,437,440	40,163
Series K093, Class X1, IO, 0.94%, 05/25/2029(i)	25,345,978	655,338
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
IO, 3.83% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(c)(h)	$36,599	$1,797
3.00%, 06/15/2027 to 12/15/2027(h)	526,264	7,205
2.50%, 05/15/2028(h)	174,899	3,394
3.88% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(c)(h)	1,490	39
4.28% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(c)(h)	2,536	146
3.93% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(c)(h)	55,128	4,800
3.23% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(c)(h)	121,463	8,158
2.88% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(c)(h)	118,920	7,562
2.93% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(c)(h)	83,480	5,152
2.90% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(c)(h)	402,135	30,414
2.83% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(c)(h)	318,047	27,927
3.18% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(c)(h)	44,104	4,557
2.18% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(c)(h)	31,573	2,756
2.25% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(c)(h)	621,853	49,086
2.43% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(c)(h)	147,684	13,370
2.28% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(c)(h)	666,561	67,648
6.50%, 02/15/2028 to 06/15/2032	207,337	213,422
6.00%, 04/15/2029	11,497	11,697
4.72% (30 Day Average SOFR + 1.01%), 07/15/2031(c)	20,300	20,474
7.00%, 03/15/2032	77,244	80,810
3.50%, 05/15/2032	62,010	61,281
4.82% (30 Day Average SOFR + 1.11%), 06/15/2032(c)	90,516	91,607
10.74% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	20,059	23,671
4.22% (30 Day Average SOFR + 0.51%), 09/15/2035(c)	51,550	51,308
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(h)	$8,599	$217
3.00%, 12/15/2027(h)	178,746	2,996
3.15%, 12/15/2027(i)	56,255	1,075
6.50%, 02/01/2028(h)	1,652	72
7.50%, 12/15/2029(h)	8,452	773
6.00%, 12/15/2032(h)	28,728	3,288
PO, 0.00%, 06/01/2026(j)	144	144
		3,715,286
Federal Home Loan Mortgage Corp. (FHLMC)–1.88%
6.50%, 07/01/2028 to 04/01/2034	26,172	27,102
6.00%, 10/01/2029 to 08/01/2053	21,771,622	22,667,021
7.00%, 10/01/2031 to 10/01/2037	304,278	318,391
5.50%, 09/01/2039 to 08/01/2053	30,209,682	31,026,482
2.00%, 05/01/2051	2,331,637	1,909,764
2.50%, 06/01/2052	2,319,602	1,975,937
3.00%, 08/01/2052	1,624,480	1,443,755
		59,368,452
Federal National Mortgage Association (FNMA)–1.41%
6.50%, 12/01/2029 to 09/01/2055	920,768	953,377
3.93%, 12/01/2030	7,378,000	7,323,724
7.50%, 01/01/2033 to 08/01/2033	164,738	169,181
7.00%, 04/01/2033 to 04/01/2034	110,509	115,510
5.50%, 02/01/2035 to 11/01/2055	28,016,230	28,673,767
4.00%, 05/01/2052	7,145,858	6,898,265
6.00%, 07/01/2055	463,621	476,222
		44,610,046
Government National Mortgage Association (GNMA)–2.53%
ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(c)	48	48
IO, 2.76% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(c)(h)	297,609	15,989
2.86% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(c)(h)	726,777	48,422
4.50%, 09/16/2047(h)	1,812,661	327,837
2.41% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(c)(h)	1,671,801	199,231
TBA, 2.00%, 02/01/2056(k)	1,000,000	831,935
2.50%, 02/01/2056(k)	51,155,000	44,317,059
3.00%, 02/01/2056(k)	900,000	812,756
3.50%, 02/01/2056(k)	300,000	274,878
4.00%, 02/01/2056(k)	350,000	331,028
4.50%, 02/01/2056(k)	28,242,000	27,583,431
Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
5.00%, 02/01/2056(k)	$1,600,000	$1,599,995
5.50%, 02/01/2056(k)	3,367,000	3,404,304
6.00%, 03/01/2056(k)	500,000	509,717
		80,256,630
Uniform Mortgage-Backed Securities–22.29%
TBA, 6.50%, 02/12/2026(k)	24,255,000	25,120,980
1.50%, 02/01/2041(k)	200,000	180,568
2.00%, 02/01/2041 to 02/01/2056(k)	124,605,762	101,208,323
2.50%, 02/01/2041 to 02/01/2056(k)	94,642,026	80,378,384
3.00%, 02/01/2041 to 02/01/2056(k)	94,985,238	84,226,573
4.50%, 02/01/2041 to 02/01/2056(k)	68,329,427	67,491,428
5.00%, 02/01/2041 to 02/01/2056(k)	142,230,205	142,512,226
3.50%, 02/01/2056(k)	57,963,544	53,620,134
4.00%, 02/01/2056(k)	103,920,270	99,261,003
5.50%, 02/01/2056(k)	12,464,009	12,639,337
6.00%, 02/01/2056(k)	37,967,535	38,883,907
		705,522,863
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $894,123,738)		893,473,277

Asset-Backed Securities–26.76%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(c)	6,576,000	6,578,946
AGL CLO 29 Ltd., Series 2024- 29A, Class A1, 5.24% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(c)	9,655,000	9,676,685
ALA Trust,
Series 2025-OANA, Class A, 5.42% (1 mo. Term SOFR + 1.74%), 06/15/2040(b)(c)	4,950,000	4,997,621
Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	6,045,000	6,100,028
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	403,640	305,607
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	199,189	105,028
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,322,746
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(l)	$196,864	$193,187
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(l)	823,290	794,091
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(l)	676,820	591,904
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(l)	1,832,004	1,611,619
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	3,342,570	3,190,547
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	1,085,215	1,093,704
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	4,279,035	4,312,119
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	3,941,929	3,985,280
Series 2025-HB1, Class A1, 5.50% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	1,111,802	1,120,300
Apidos CLO XXV, Series 2016-25A, Class A1R3, 4.81% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(c)	6,073,000	6,090,642
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,596,697
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,496,146
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,382,344
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	3,177,000	3,175,459
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	7,105,000	7,060,894
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class ARR, 4.70% (3 mo. Term SOFR + 1.03%), 10/21/2034(b)(c)	1,805,000	1,806,448
Series 2021-1A, Class AR, 4.61% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(c)	3,604,000	3,605,186
Series 2021-6A, Class A1R, 4.76% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(c)	2,180,000	2,183,296
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	144,470	126,323
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(l)	41,686	36,505
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	171,748	148,652
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(i)	21,259,829	454,837
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,705,000	1,749,831
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	6,240,000	6,245,379
Principal Amount		Value

Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	$2,970,000	$2,982,624
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(l)	3,048,402	2,677,423
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(l)	3,049,111	2,567,148
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(l)	2,631,816	2,387,798
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(l)	3,142,219	2,757,626
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(l)	3,833,643	3,227,577
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	94,298	91,230
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	253,249	245,539
Beechwood Park CLO Ltd., Series 2019-1A, Class A1RR, 4.74% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	2,115,000	2,118,659
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(i)	22,014,231	208,477
Series 2026-V20, Class AM, 5.44%, 02/15/2059	2,045,000	2,110,424
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1R, 4.77% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(c)	8,600,000	8,612,100
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(c)	5,519,000	5,521,782
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	5,140,000	5,146,440
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(l)	1,400,000	1,467,282
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(l)	167,113	164,569
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(l)	7,127,000	7,330,161
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.74% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(c)	2,250,000	2,251,987
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.64% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(c)	$1,670,616	$1,670,930
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(l)	3,530,000	3,599,660
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(l)	2,495,000	2,562,477
BX Trust,
Series 2022-LBA6, Class A, 4.68% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(c)	3,670,000	3,671,783
Series 2022-LBA6, Class B, 4.98% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	2,265,000	2,266,425
Series 2022-LBA6, Class C, 5.28% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(c)	1,215,000	1,215,937
Series 2025-VLT6, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(c)	3,865,000	3,874,891
Series 2025-VLT7, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(c)	3,108,000	3,122,670
Series 2025-VOLT, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(c)	5,800,000	5,837,013
Series 2025-VOLT, Class B, 5.78% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	5,540,000	5,579,308
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1R3, 4.59% (3 mo. Term SOFR + 0.92%), 07/20/2032(b)(c)	3,364,568	3,368,367
Series 2015-5A, Class A1R4, 4.55% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(c)	1,479,814	1,480,919
Carlyle US CLO Ltd., Series 2020-2A, Class A1R2, 4.75% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(c)	8,315,000	8,323,831
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,107,109
Series 2024-1, Class A3, 4.92%, 10/16/2028	4,903,104	4,940,879
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.87%, 11/13/2050(i)	8,129,426	89,649
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.85% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(c)	3,153,258	3,158,161
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	4,880,000	4,753,033
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(l)	51,396	49,341
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(l)	2,257,259	2,263,687
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(l)	242,632	242,712
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.65%, 01/25/2036(l)	260,042	241,743
Principal Amount		Value

CIFC Funding Ltd., Series 2021- 7A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(c)	$9,950,000	$9,956,169
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(i)	23,015,445	298,740
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	421,646	409,564
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(l)	3,046,974	2,565,350
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(l)	3,566,905	3,627,244
CLI Funding IX LLC, Series 2025- 1A, Class A, 5.35%, 06/20/2050(b)	1,886,051	1,915,850
Clover CLO LLC, Series 2021-3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(c)	5,674,000	5,680,298
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(l)	869,589	803,252
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(l)	1,900,586	1,768,215
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	1,979,400	1,908,713
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(l)	2,659,859	2,625,902
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	3,583,294	3,627,941
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	2,640,000	2,631,727
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(l)	369,087	337,898
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(l)	595,691	539,269
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(l)	2,154,759	2,112,884
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(l)	1,890,000	1,777,342
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(l)	2,590,447	2,584,173
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	2,473,012	2,501,458
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(l)	3,245,124	3,280,839
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,702,953
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	559,008	244,257
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	2,330,000	2,330,474
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	1,800,000	1,801,578
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	$2,015,343	$2,024,296
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	5,170,000	5,199,325
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	4,400,000	4,431,646
Ellington Financial Mortgage Trust,
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(l)	215,512	190,418
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(l)	1,975,852	1,776,752
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	2,588,178	2,582,222
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	2,507,689	2,517,873
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(l)	6,822,420	6,914,564
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.82% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(c)	6,380,000	6,385,946
Empower CLO Ltd., Series 2024- 1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(c)	3,895,000	3,905,711
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	517,421	518,996
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	970,000	986,029
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,169,180
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	2,160,000	2,181,767
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	3,290,000	3,303,562
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 4.44% (1 mo. Term SOFR + 0.76%), 11/25/2035(c)	319,997	118,500
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(l)	4,366,070	3,956,273
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(l)	921,066	840,120
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	8,113,411	8,187,290
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(c)	3,920,000	3,921,180
FREMF Mortgage Trust, Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(l)	1,040,000	1,033,665
GCAT Trust,
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	3,734,992	3,787,434
Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	5,379,410	5,453,584
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(b)(l)	5,480,000	5,480,000
Principal Amount		Value

Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 4.64% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(c)	$2,434,000	$2,434,803
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(c)	3,323,000	3,327,360
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.65% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(c)	9,311,000	9,313,952
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,492,664
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(b)	4,853,423	4,873,810
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(l)	2,396,658	2,172,074
Series 2025-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	3,380,055	3,401,044
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	4,116,663	4,135,584
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	5,303,158	5,328,408
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(l)	336,389	340,562
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(l)	1,910,000	1,913,722
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.00%, 07/25/2035(l)	23,111	22,240
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,301,144
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	693,825
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,755,003	1,780,039
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,875,298	1,846,212
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(l)	11,643,000	11,862,198
J.P. Morgan Mortgage Trust,
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(l)	12,444,572	12,592,995
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(l)	1,477,080	1,483,527
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	6,932,625	7,082,471
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(l)	$105,675	$105,468
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(l)	3,441,459	2,963,733
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(l)	755,653	762,292
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(l)	3,887,633	3,929,809
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.77%, 02/15/2048(i)	4,174,683	132
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(c)	6,455,000	6,471,583
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(c)	1,933,986	1,934,924
Life Mortgage Trust, Series 2021-BMR, Class C, 4.89% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(c)	167,676	166,862
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 4.96% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(c)	3,257,156	3,262,713
Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	6,935,000	6,945,749
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(l)	1,833,021	1,660,105
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(l)	1,838,549	1,661,464
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	2,200,000	2,216,012
Metronet Infrastructure Issuer LLC,
Series 2025-1A, Class A2, 6.01%, 07/20/2055(g)	3,750,000	3,844,833
Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	1,960,000	1,980,552
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(l)	2,050,401	1,892,103
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.50% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(c)	1,945,000	1,944,985
Series 2021-STOR, Class B, 4.70% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	1,460,000	1,459,628
MILE Trust, Series 2025-STNE, Class A, 5.18% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(c)	8,095,000	8,116,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(l)	2,617,000	2,675,769
Principal Amount		Value

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(i)	$10,336,832	$130,741
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(l)	2,324,826	2,350,749
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(l)	3,822,012	3,864,759
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(l)	3,608,898	3,659,276
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(l)	5,833,434	5,861,377
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	3,146,084	3,187,562
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.63% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(c)	4,815,000	4,818,395
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	5,335,000	5,344,230
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(l)	1,892,227	1,801,672
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	1,344,944	1,366,484
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	12,165,439	12,345,560
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,950,000	1,958,931
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(c)	3,920,000	3,917,205
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(l)	2,892,651	2,512,536
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(l)	2,387,084	2,188,875
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	2,305,000	2,128,531
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	2,570,236	2,580,460
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(l)	1,637,784	1,653,234
Series 2025-HE2, Class A1, 5.15% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(c)	4,641,119	4,674,088
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(l)	2,119,399	1,923,208
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	3,562,000	3,321,343
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(c)	$9,500,964	$9,509,962
Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	5,435,000	5,436,815
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.81% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(c)	5,390,000	5,392,695
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	2,000,000	2,018,148
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	1,500,000	1,502,680
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(l)	2,264,069	2,307,613
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	3,157,479	3,200,628
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	1,985,230	1,893,598
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,029,224	3,029,750
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(l)	6,990,193	7,108,442
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,742,607	5,995,875
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(l)	3,058,273	3,105,701
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(l)	2,491,208	2,532,386
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(l)	3,433,424	3,452,973
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	1,792,661	1,814,028
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	2,045,564	2,068,248
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	3,155,000	3,158,168
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	35,491	28,627
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	195,848	162,945
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(l)	23,943	23,861
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	12,590,000	12,599,770
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	1,625,556	1,621,614
Principal Amount		Value

Sequoia Mortgage Trust,
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(l)	$6,811,107	$6,854,262
Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(l)	2,429,247	2,448,452
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(l)	3,430,812	3,261,671
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(l)	1,447,389	1,338,556
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 4.77% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(c)	291,915	292,013
SHRN Trust,
Series 2025-MF18, Class A, 4.88% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	10,255,000	10,280,359
Series 2025-MF18, Class B, 5.13% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(c)	2,020,000	2,027,354
Series 2025-MF18, Class C, 5.38% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(c)	850,000	854,084
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.75% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(c)	7,532,000	7,545,196
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.79% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(c)	9,790,000	9,803,109
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	2,979,375	2,953,211
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,779,400	1,664,088
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,649,967	2,307,233
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(l)	915,256	866,670
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(l)	81,013	78,408
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(l)	3,317,733	2,962,910
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(l)	2,444,174	2,219,444
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,875,938	3,985,196
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	4,254,150	4,313,681
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	4,218,600	4,309,299
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	4,251,188	4,198,455
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	3,930,250	3,916,516
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,029,000	4,019,383
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	2,820,000	2,815,650
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 4.87% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(c)	$636,937	$637,738
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.77% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(c)	2,369,343	2,377,522
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(c)	4,313,129	4,315,985
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 4.85% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(c)	2,255,796	2,256,899
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(c)	1,133,827	1,134,385
Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 4.80% (3 mo. Term SOFR + 1.13%), 10/23/2035(b)(c)	9,611,000	9,619,150
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	3,395,000	3,447,770
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	3,330,000	3,320,859
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	1,940,000	1,941,767
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	2,609,580	2,471,465
TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	6,566,000	6,667,130
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	5,131,000	5,170,485
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,595,938	3,429,513
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.78% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(c)	3,971,020	3,974,632
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(i)	11,092,424	141,422
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	4,240,000	4,215,416
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(l)	13,130,000	13,277,668
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(l)	1,435,000	1,453,008
Principal Amount		Value

Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(l)	$474,828	$435,804
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	2,707,305	2,516,656
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(l)	318,361	309,802
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	1,874,462	1,785,356
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	2,235,655	2,158,321
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(l)	2,119,016	2,129,916
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	256,714	249,874
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.69%, 10/25/2033(l)	117,628	113,798
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	213,444	201,950
Series 2005-AR16, Class 1A1, 4.33%, 12/25/2035(l)	186,260	171,010
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.82%, 12/15/2050(i)	14,747,018	191,809
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(l)	14,000,000	14,225,658
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,345,310
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	230,559	226,655
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,606,163	5,350,407
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	2,551,150	2,613,213
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	6,672,000	6,860,226
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	3,779,000	3,814,747
Total Asset-Backed Securities (Cost $856,144,215)		847,142,401
U.S. Treasury Securities–22.05%
U.S. Treasury Bills–0.01%
3.53% - 4.12%, 05/14/2026(m)(n)	519,000	513,823
U.S. Treasury Bonds–6.04%
5.25%, 11/15/2028	7,000,000	7,306,250
5.25%, 02/15/2029	1,000,000	1,049,101
4.63%, 11/15/2045	28,818,900	28,033,135
2.88%, 11/15/2046	4,000,000	2,947,344
2.00%, 08/15/2051	1,400,000	799,777
4.75%, 08/15/2055	154,307,600	150,956,232
		191,091,839
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
U.S. Treasury Notes–16.00%
2.25%, 02/15/2027	$14,600,000	$14,408,111
4.38%, 07/15/2027	7,500,000	7,589,502
3.88%, 10/15/2027	3,000,000	3,016,934
3.38%, 12/31/2027	201,848,400	201,272,817
3.50%, 01/15/2029	22,241,400	22,177,977
4.13%, 10/31/2029	1,500,000	1,522,383
0.63%, 08/15/2030	5,000,000	4,350,684
3.63%, 12/31/2030	88,722,600	88,036,386
4.13%, 11/30/2031	1,500,000	1,516,641
4.00%, 04/30/2032	1,800,000	1,804,219
3.88%, 12/31/2032	32,366,600	32,083,392
3.88%, 08/15/2033	1,500,000	1,480,488
4.38%, 05/15/2034	1,000,000	1,016,387
4.00%, 11/15/2035	128,763,900	126,138,324
		506,414,245
Total U.S. Treasury Securities (Cost $700,930,160)		698,019,907
Shares
Preferred Stocks–0.35%
Diversified Financial Services–0.18%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	215,375	5,677,285
Regional Banks–0.17%
M&T Bank Corp., 7.50%, Series J, Pfd.	198,205	5,325,768
Total Preferred Stocks (Cost $10,339,500)		11,003,053
Principal Amount
Agency Credit Risk Transfer Notes–0.08%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R02, Class 1M1, STACR®, 6.00% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)	$803,239	820,813
Series 2025-R04, Class 1A1, STACR®, 4.70% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(c)	378,067	378,602
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 5.85% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(c)	177,544	178,320
Series 2023-DNA1, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)	576,304	583,391
Series 2025-DNA4, Class A1, STACR®, 4.60% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)	754,375	755,042
Total Agency Credit Risk Transfer Notes (Cost $2,689,529)		2,716,168
Shares		Value
Exchange-Traded Funds–0.08%
Invesco Core Fixed Income ETF (Cost $2,451,498)(o)	96,500	$2,449,672
Money Market Funds–16.78%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(o)(p)	186,653,499	186,653,499
Invesco Treasury Portfolio, Institutional Class, 3.57%(o)(p)	344,551,179	344,551,179
Total Money Market Funds (Cost $531,204,678)		531,204,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-124.60% (Cost $3,950,817,152)		3,944,236,569
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 3.65%(o)(p)(q)	1,455,230	1,455,230
Invesco Private Prime Fund, 3.80%(o)(p)(q)	6,047,876	6,049,690
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,504,920)		7,504,920
TOTAL INVESTMENTS IN SECURITIES–124.84% (Cost $3,958,322,072)		3,951,741,489
OTHER ASSETS LESS LIABILITIES—(24.84)%		(786,329,008)
NET ASSETS–100.00%		$3,165,412,481
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $1,110,429,440, which represented 35.08% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at January 31, 2026.
(f)	Perpetual bond with no specified maturity date.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
January 31, 2026.

(j)	Zero coupon bond issued at a discount.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2026.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$356,748	$2,098,935	$-	$(6,011)	$-	$2,449,672	$11,329
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	187,680,261	217,404,246	(218,431,008)	-	-	186,653,499	1,745,766
Invesco Treasury Portfolio, Institutional Class	346,458,023	403,750,742	(405,657,586)	-	-	344,551,179	3,185,885
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,165,562	13,365,733	(15,076,065)	-	-	1,455,230	18,556*
Invesco Private Prime Fund	9,261,619	17,683,038	(20,894,967)	4	(4)	6,049,690	48,159*
Total	$546,922,213	$654,302,694	$(660,059,626)	$(6,007)	$(4)	$541,159,270	$5,009,695

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,530	March-2026	$318,993,048	$(257,267)	$(257,267)
U.S. Treasury 5 Year Notes	474	March-2026	51,632,672	10,570	10,570
U.S. Treasury 10 Year Notes	1,222	March-2026	136,653,969	(997,445)	(997,445)
U.S. Treasury Long Bonds	953	March-2026	109,714,125	(1,082,993)	(1,082,993)
U.S. Treasury Ultra Bonds	207	March-2026	24,309,563	(151,074)	(151,074)
Subtotal—Long Futures Contracts				(2,478,209)	(2,478,209)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	1,670	March-2026	(190,640,938)	1,661,036	1,661,036
Total Futures Contracts				$(817,173)	$(817,173)

(a)	Futures contracts collateralized by $7,433,261 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$949,760,653	$8,466,760	$958,227,413
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	893,473,277	—	893,473,277
Asset-Backed Securities	—	843,297,568	3,844,833	847,142,401
U.S. Treasury Securities	—	698,019,907	—	698,019,907
Preferred Stocks	11,003,053	—	—	11,003,053
Agency Credit Risk Transfer Notes	—	2,716,168	—	2,716,168
Exchange-Traded Funds	2,449,672	—	—	2,449,672
Money Market Funds	531,204,678	7,504,920	—	538,709,598
Total Investments in Securities	544,657,403	3,394,772,493	12,311,593	3,951,741,489
Other Investments - Assets*
Futures Contracts	1,671,606	—	—	1,671,606
Other Investments - Liabilities*
Futures Contracts	(2,488,779)	—	—	(2,488,779)
Total Other Investments	(817,173)	—	—	(817,173)
Total Investments	$543,840,230	$3,394,772,493	$12,311,593	$3,950,924,316

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund